UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

Item 1 – Report to Stockholders

Portfolio Management Commentary	Master Extended Market Index Series

How did the Series perform?

•

For the six-month period ended June 30, 2016, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 2.48% while the benchmark Dow Jones U.S. Completion Total Stock Market Index (the “Benchmark Index”) returned 2.37%.

Describe the market environment.

•	Market-moving events and headlines in the first half of the year have been dominated by slowing global growth fears and geopolitical events.

•

The first week of the year was the worst start to a year since 2009, and by February 11, the S&P 500® Total Return Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta, and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in February. U.S. equities responded in kind, aided by dovish comments from the Federal Reserve (the “Fed”) officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the Fed kept rates unchanged and scaled back the expected number of rate hikes this year.

•

Domestic equity markets posted gains in the first half of the year despite increased volatility in June from the “Brexit”, i.e., the United Kingdom’s vote to leave the European Union. Following the vote, equity markets declined worldwide, and investors rushed to high quality assets, driving U.S. Treasury yields further down. However, U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of matching the performance of the Benchmark Index as closely as possible before the deduction of Series expenses.

Describe portfolio positioning at period end.

•	The Series remains positioned to attempt to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	1

Portfolio Information as of June 30, 2016	Master Extended Market Index Series

Sector Allocation	Percent of Net Assets

Financials	25%
Technology	16
Consumer Discretionary	15
Industrial	12
Health Care	11
Materials	5
Utilities	4
Energy	4
Consumer Staples	3
Telecommunications	1
Short-Term Securities	5
Liabilities in Excess of Other Assets	(1)

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	4,851	$113,222
Aerojet Rocketdyne Holdings, Inc. (a)	9,549	174,556
Aerovironment, Inc. (a)	3,384	94,075
Astronics Corp. (a)	3,142	104,503
B/E Aerospace, Inc.	15,284	705,739
BWX Technologies, Inc.	15,397	550,751
CPI Aerostructures, Inc. (a)	2,281	14,028
Cubic Corp.	3,115	125,098
Curtiss-Wright Corp.	6,621	557,819
Ducommun, Inc. (a)	1,874	37,068
Engility Holdings, Inc. (a)	2,637	55,693
Esterline Technologies Corp. (a)	4,542	281,786
HEICO Corp.	2,587	172,838
HEICO Corp., Class A	5,544	297,436
Hexcel Corp.	14,187	590,747
Huntington Ingalls Industries, Inc.	7,115	1,195,533
Innovative Solutions & Support, Inc. (a)	4,600	12,972
KLX, Inc. (a)	7,865	243,815
Kratos Defense & Security Solutions, Inc. (a)	7,970	32,677
LMI Aerospace, Inc. (a)	2,720	21,869
Mantech International Corp., Class A	3,277	123,936
Moog, Inc., Class A (a)	4,945	266,634
Orbital ATK, Inc.	8,889	756,810
RBC Bearings, Inc. (a)	3,324	240,990
Smith & Wesson Holding Corp. (a)	8,345	226,817
Spirit Aerosystems Holdings, Inc., Class A (a)	17,895	769,485
Sturm Ruger & Co., Inc.	2,841	181,852
Taser International, Inc. (a)	8,193	203,842
Teledyne Technologies, Inc. (a)	5,168	511,890
Triumph Group, Inc.	7,156	254,038
VSE Corp.	644	43,019

		8,961,538
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	8,634
Amyris, Inc. (a)(b)	8,820	3,973
Enphase Energy, Inc. (a)(b)	5,033	10,016
FuelCell Energy, Inc. (a)(b)	3,805	23,667
Green Brick Partners, Inc. (a)	5,235	38,059
Green Plains, Inc.	5,207	102,682
MagneGas Corp. (a)	3,416	2,016
Ocean Power Technologies, Inc. (a)	1,146	2,911
Pattern Energy Group, Inc.	8,739	200,735
Plug Power, Inc. (a)	26,664	49,595
Renewable Energy Group, Inc. (a)	5,628	49,695
REX American Resources Corp. (a)	921	55,103
SunPower Corp. (a)	7,815	121,054
TerraVia Holdings, Inc. (a)(b)	13,122	34,380

		702,520
Automobiles & Parts — 1.8%
Allison Transmission Holdings, Inc.	25,654	724,212
American Axle & Manufacturing Holdings, Inc. (a)	11,370	164,638
Autoliv, Inc.	13,229	1,421,456
Cooper Tire & Rubber Co.	8,072	240,707
Cooper-Standard Holding, Inc. (a)	2,584	204,110
Dana Holding Corp.	21,805	230,261
Dorman Products, Inc. (a)	4,690	268,268
Federal-Mogul Corp. (a)	4,135	34,362
Gentex Corp.	42,897	662,759
Gentherm, Inc. (a)	5,419	185,601
Lear Corp.	10,980	1,117,325
Modine Manufacturing Co. (a)	6,807	59,902

Common Stocks	Shares	Value
Automobiles & Parts (continued)
Motorcar Parts of America, Inc. (a)	2,943	$79,991
Standard Motor Products, Inc.	2,952	117,430
Stoneridge, Inc. (a)	4,259	63,629
Strattec Security Corp.	573	23,361
Superior Industries International, Inc.	3,414	91,427
Tenneco, Inc. (a)	8,465	394,554
Tesla Motors, Inc. (a)(b)	16,789	3,563,969
Titan International, Inc.	6,931	42,972
Tower International, Inc.	3,363	69,210
U.S. Auto Parts Network, Inc. (a)	7,139	28,199
Visteon Corp.	5,070	333,657
WABCO Holdings, Inc. (a)	7,941	727,157

		10,849,157
Banks — 6.2%
1st Source Corp.	2,325	75,307
American National Bankshares, Inc.	2,205	55,522
Ameris Bancorp	4,285	127,264
Ames National Corp.	2,125	56,992
Arrow Financial Corp.	2,712	82,146
Associated Banc-Corp	23,244	398,635
Astoria Financial Corp.	13,130	201,283
Banc of California, Inc.	5,336	96,582
Bancfirst Corp.	1,174	70,816
Bancorp of New Jersey, Inc.	2,128	24,834
Bancorp, Inc. (a)	6,496	39,106
BancorpSouth, Inc.	12,177	276,296
Bank Mutual Corp.	7,238	55,588
Bank of Hawaii Corp.	6,647	457,314
Bank of Marin Bancorp	1,247	60,317
Bank of the Ozarks, Inc.	12,274	460,520
BankFinancial Corp.	3,939	47,229
BankUnited, Inc.	15,771	484,485
Banner Corp.	3,084	131,193
Bar Harbor Bankshares	1,552	54,475
BCB Bancorp, Inc.	3,436	35,185
Bear State Financial, Inc.	2,595	24,471
Beneficial Bancorp, Inc. (a)	12,843	163,363
Berkshire Hills Bancorp, Inc.	4,850	130,562
Blue Hills Bancorp, Inc.	4,128	60,929
BNC Bancorp	5,419	123,065
BofI Holding, Inc. (a)	8,936	158,257
BOK Financial Corp.	3,095	194,056
Boston Private Financial Holdings, Inc.	12,591	148,322
Bridge Bancorp, Inc.	2,180	61,912
Brookline Bancorp, Inc.	11,463	126,437
Bryn Mawr Bank Corp.	2,983	87,104
California First National Bancorp	882	13,027
Camden National Corp.	1,576	66,192
Capital Bank Financial Corp., Class A	3,578	103,046
Capital City Bank Group, Inc.	2,343	32,615
Capitol Federal Financial, Inc.	18,668	260,419
Cardinal Financial Corp.	5,232	114,790
Cascade Bancorp (a)	7,559	41,877
Cathay General Bancorp	10,846	305,857
Centerstate Banks, Inc.	7,831	123,338
Central Pacific Financial Corp.	4,905	115,758
Century Bancorp, Inc., Class A	997	42,203
Chemical Financial Corp.	5,643	210,427
Chicopee Bancorp, Inc.	1,164	21,255
Citizens & Northern Corp.	2,833	57,283
City Holding Co.	2,469	112,265

Portfolio Abbreviations

S&P	Standard and Poor’s

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Civista Bancshares, Inc.	1,968	$25,781
Clifton Bancorp, Inc.	4,768	71,854
CNB Financial Corp.	2,894	51,513
CoBiz Financial, Inc.	6,271	73,371
Colony Bankcorp, Inc. (a)	463	4,403
Columbia Banking System, Inc.	8,543	239,717
Commerce Bancshares, Inc.	12,380	593,002
Community Bank System, Inc.	6,838	280,973
Community Trust Bancorp, Inc.	2,821	97,776
CommunityOne Bancorp (a)	2,905	36,719
ConnectOne Bancorp, Inc.	4,852	76,128
Cullen/Frost Bankers, Inc.	8,160	520,037
Customers Bancorp, Inc. (a)	4,166	104,692
CVB Financial Corp.	14,284	234,115
Dime Community Bancshares, Inc.	5,246	89,234
Eagle Bancorp, Inc. (a)	4,741	228,090
East West Bancorp, Inc.	21,677	740,920
Eastern Virginia Bankshares, Inc.	2,546	19,222
Enterprise Bancorp, Inc.	1,672	40,111
Enterprise Financial Services Corp.	3,377	94,185
ESSA Bancorp, Inc.	3,300	44,220
Farmers Capital Bank Corp.	1,739	47,562
Fidelity Southern Corp.	3,242	50,802
Financial Institutions, Inc.	2,741	71,458
First Bancorp, Inc.	2,552	54,970
First Bancorp, North Carolina	3,105	54,586
First BanCorp, Puerto Rico (a)	17,284	68,617
First Busey Corp.	4,827	103,250
First Citizens BancShares, Inc., Class A	1,312	339,690
First Commonwealth Financial Corp.	13,854	127,457
First Community Bancshares, Inc.	3,087	69,272
First Connecticut Bancorp, Inc.	2,363	39,131
First Defiance Financial Corp.	1,962	76,224
First Financial Bancorp	9,179	178,532
First Financial Bankshares, Inc.	10,240	335,770
First Financial Corp.	2,125	77,817
First Financial Northwest, Inc.	3,414	45,338
First Horizon National Corp.	34,701	478,180
First Interstate Bancsystem, Inc.	2,871	80,675
First Merchants Corp.	6,100	152,073
First Midwest Bancorp, Inc.	11,596	203,626
First NBC Bank Holding Co. (a)	2,797	46,962
First Niagara Financial Group, Inc.	53,971	525,678
First of Long Island Corp.	2,494	71,503
First Republic Bank	21,420	1,499,186
First South Bancorp, Inc.	3,052	28,506
First United Corp. (a)	2,396	23,577
FirstMerit Corp.	25,439	515,649
Flagstar Bancorp, Inc. (a)	3,391	82,774
Flushing Financial Corp.	4,602	91,488
FNB Corp.	31,145	390,558
Fox Chase Bancorp, Inc.	1,816	36,937
Fulton Financial Corp.	25,185	339,997
German American Bancorp, Inc.	2,419	77,335
Glacier Bancorp, Inc.	11,034	293,284
Great Southern Bancorp, Inc.	1,720	63,588
Great Western Bancorp, Inc.	7,597	239,609
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,221	53,791
Hampton Roads Bankshares, Inc. (a)	8,046	14,402
Hancock Holding Co.	12,278	320,579
Hanmi Financial Corp.	5,135	120,621
Heartland Financial USA, Inc.	2,648	93,448
Heritage Commerce Corp.	4,396	46,290
Heritage Financial Corp.	5,517	96,989
HMN Financial, Inc. (a)	1,907	25,897
Home Bancorp, Inc.	1,130	31,041

Common Stocks	Shares	Value
Banks (continued)
Home BancShares, Inc.	18,592	$367,936
HomeStreet, Inc. (a)	3,639	72,489
HomeTrust Bancshares, Inc. (a)	2,731	50,523
Horizon Bancorp	2,007	50,456
Iberiabank Corp.	4,836	288,854
Independent Bank Corp.	4,043	184,765
Independent Bank Corp./MI	4,221	61,247
Independent Bank Group, Inc.	1,515	65,009
International Bancshares Corp.	8,860	231,157
Investors Bancorp, Inc.	54,036	598,719
Kearny Financial Corp.	4,495	56,547
Lakeland Bancorp, Inc.	6,073	69,111
Lakeland Financial Corp.	2,799	131,581
LegacyTexas Financial Group, Inc.	6,540	175,991
Macatawa Bank Corp.	6,531	48,460
MainSource Financial Group, Inc.	3,542	78,101
MB Financial, Inc.	10,080	365,702
Mercantile Bank Corp.	3,191	76,137
Merchants Bancshares, Inc.	1,376	41,940
Meridian Bancorp, Inc.	7,399	109,357
Meta Financial Group, Inc.	985	50,196
MidSouth Bancorp, Inc.	2,061	20,692
MidWestOne Financial Group, Inc.	1,520	43,411
MutualFirst Financial, Inc.	1,697	46,413
National Bank Holdings Corp., Class A	5,381	109,557
National Bankshares, Inc.	1,700	59,364
NBT Bancorp, Inc.	6,464	185,064
New York Community Bancorp, Inc.	72,798	1,091,242
Northfield Bancorp, Inc.	6,319	93,711
Northrim BanCorp, Inc.	1,757	46,192
Northwest Bancshares, Inc.	15,090	223,785
Norwood Financial Corp.	859	24,052
OceanFirst Financial Corp.	3,257	59,180
OFG Bancorp	7,031	58,357
Ohio Valley Banc Corp.	1,099	24,024
Old National Bancorp	16,667	208,838
Old Second Bancorp, Inc.	6,505	44,429
Opus Bank	2,751	92,984
Oritani Financial Corp.	6,327	101,169
Orrstown Financial Services, Inc.	2,093	37,779
Pacific Continental Corp.	3,946	61,992
Pacific Premier Bancorp, Inc. (a)	3,502	84,048
PacWest Bancorp	17,153	682,346
Park National Corp.	1,932	177,319
Park Sterling Corp.	9,934	70,432
Peapack Gladstone Financial Corp.	2,576	47,682
Penns Woods Bancorp, Inc.	1,209	50,766
Peoples Bancorp of North Carolina, Inc.	1,497	29,356
Peoples Bancorp, Inc.	3,210	69,946
Peoples Financial Corp. (a)	1,245	12,823
Pinnacle Financial Partners, Inc.	5,097	248,988
Popular, Inc.	15,112	442,782
Porter Bancorp, Inc. (a)	6,148	9,345
Preferred Bank	2,333	67,365
PrivateBancorp, Inc.	11,605	510,968
Prosperity Bancshares, Inc.	10,189	519,537
Provident Financial Holdings, Inc.	2,303	42,145
Provident Financial Services, Inc.	8,649	169,866
QCR Holdings, Inc.	1,651	44,891
Renasant Corp.	5,565	179,916
Republic Bancorp, Inc., Class A	1,667	46,059
Republic First Bancorp, Inc. (a)	9,649	41,587
Riverview Bancorp, Inc.	8,387	39,671
S&T Bancorp, Inc.	5,190	126,895
Sandy Spring Bancorp, Inc.	3,931	114,235
Seacoast Banking Corp. of Florida (a)	4,770	77,465
ServisFirst Bancshares, Inc.	3,175	156,813
Shore Bancshares, Inc.	3,680	43,240

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Sierra Bancorp	2,508	$41,859
Signature Bank (a)	8,039	1,004,232
Simmons First National Corp., Class A	4,197	193,838
South State Corp.	3,633	247,226
Southside Bancshares, Inc.	4,104	126,896
Southwest Bancorp, Inc.	3,696	62,573
State Bank Financial Corp.	5,894	119,943
Sterling Bancorp	18,367	288,362
Stock Yards Bancorp, Inc.	3,828	108,064
Stonegate Bank	1,619	52,245
Suffolk Bancorp	2,452	76,772
Summit Financial Group, Inc.	2,289	40,057
Sun Bancorp, Inc. (a)	2,292	47,353
SVB Financial Group (a)	7,813	743,485
Synovus Financial Corp.	19,459	564,116
Talmer Bancorp, Inc., Class A	9,264	177,591
TCF Financial Corp.	24,414	308,837
Territorial Bancorp, Inc.	2,198	58,181
Texas Capital Bancshares, Inc. (a)	6,837	319,698
TFS Financial Corp.	10,626	182,980
Tompkins Financial Corp.	2,027	131,755
TowneBank	7,726	167,268
Trico Bancshares	3,317	91,549
TrustCo Bank Corp. NY	14,741	94,490
Trustmark Corp.	9,709	241,269
UMB Financial Corp.	6,522	347,036
Umpqua Holdings Corp.	33,825	523,273
Union Bankshares Corp.	7,003	173,044
United Bancorp, Inc.	3,115	30,434
United Bankshares, Inc.	9,354	350,869
United Community Banks, Inc.	8,915	163,055
United Community Financial Corp.	11,244	68,364
United Financial Bancorp, Inc.	8,517	110,551
United Security Bancshares (a)	4,051	26,007
Univest Corp. of Pennsylvania	3,005	63,165
Valley National Bancorp	33,096	301,836
Washington Federal, Inc.	13,426	325,715
Washington Trust Bancorp, Inc.	2,472	93,738
Waterstone Financial, Inc.	4,056	62,178
Webster Financial Corp.	13,343	452,995
WesBanco, Inc.	5,376	166,925
West BanCorp., Inc.	3,190	59,302
Westamerica Bancorp	3,773	185,858
Western Alliance Bancorp (a)	13,567	442,963
Westfield Financial, Inc.	4,895	37,691
Wilshire Bancorp, Inc.	11,170	116,391
Wintrust Financial Corp.	7,511	383,061
WSFS Financial Corp.	4,170	134,232
Yadkin Financial Corp.	6,794	170,461
Your Community Bankshares, Inc.	633	23,522

		37,857,005
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,480	253,125
Coca-Cola Bottling Co. Consolidated	720	106,178
Craft Brew Alliance, Inc. (a)	1,760	20,275
National Beverage Corp. (a)	1,810	113,686
Primo Water Corp. (a)	4,659	55,023
Willamette Valley Vineyards, Inc. (a)	2,312	19,398

		567,685
Chemicals — 2.3%
A. Schulman, Inc.	4,402	107,497
Aceto Corp.	4,429	96,951
American Vanguard Corp.	3,882	58,657
Ashland, Inc.	9,264	1,063,229
Axalta Coating Systems Ltd. (a)	25,261	670,174
Axiall Corp.	10,170	331,644

Common Stocks	Shares	Value
Chemicals (continued)
Balchem Corp.	4,662	$278,088
Cabot Corp.	9,570	436,966
Calgon Carbon Corp.	7,617	100,163
Cambrex Corp. (a)	4,820	249,339
Celanese Corp., Series A	22,045	1,442,845
Chase Corp.	1,295	76,496
Chemours Co.	26,379	217,363
Chemtura Corp. (a)	9,961	262,771
CSW Industrials, Inc. (a)	2,567	83,710
Ferro Corp. (a)	13,135	175,746
FutureFuel Corp.	3,639	39,592
GCP Applied Technologies, Inc. (a)	10,527	274,123
Hawkins, Inc.	1,620	70,324
HB Fuller Co.	7,330	322,447
Huntsman Corp.	29,331	394,502
Ingevity Corp. (a)	6,229	212,035
Innophos Holdings, Inc.	2,611	110,210
Innospec, Inc.	3,555	163,494
Intrepid Potash, Inc. (a)	8,477	12,207
KMG Chemicals, Inc.	1,469	38,179
Koppers Holdings, Inc. (a)	3,035	93,266
Kraton Performance Polymers, Inc. (a)	4,717	131,746
Kronos Worldwide, Inc.	1,631	8,563
LSB Industries, Inc. (a)	2,939	35,503
Metabolix, Inc. (a)	2,331	1,935
Minerals Technologies, Inc.	5,227	296,894
NewMarket Corp.	1,502	622,399
Olin Corp.	23,890	593,428
OMNOVA Solutions, Inc. (a)	7,759	56,253
Platform Specialty Products Corp. (a)	23,518	208,840
PolyOne Corp.	12,483	439,901
Quaker Chemical Corp.	2,000	178,400
Rayonier Advanced Materials, Inc.	6,271	85,223
Rentech, Inc. (a)	3,065	7,356
RPM International, Inc.	20,087	1,003,346
Senomyx, Inc. (a)	7,801	21,453
Sensient Technologies Corp.	6,656	472,842
Stepan Co.	2,616	155,730
TOR Minerals International, Inc. (a)	1,000	4,540
Tredegar Corp.	3,711	59,821
Trinseo SA (a)	4,316	185,286
Tronox Ltd., Class A	9,237	40,735
Univar, Inc. (a)	5,098	96,403
Valspar Corp.	11,061	1,194,920
Westlake Chemical Corp.	6,012	258,035
WR Grace & Co.	10,527	770,682
ZAGG, Inc. (a)	4,990	26,197

		14,338,449
Construction & Materials — 2.3%
AAON, Inc.	5,823	160,191
Advanced Drainage Systems, Inc.	5,190	142,050
AECOM (a)	23,080	733,252
Aegion Corp. (a)	5,610	109,451
Ameresco, Inc., Class A (a)	3,372	14,736
American DG Energy, Inc. (a)	13,435	3,130
American Woodmark Corp. (a)	2,117	140,527
AO Smith Corp.	11,094	977,492
Apogee Enterprises, Inc.	4,223	195,736
Argan, Inc.	1,952	81,437
Armstrong Flooring, Inc. (a)	3,478	58,952
Armstrong World Industries, Inc. (a)	6,956	272,327
BlueLinx Holdings, Inc. (a)	2,204	15,538
Blueprint Medicines Corp. (a)	1,496	30,294
BMC Stock Holdings, Inc. (a)	6,784	120,891
Boise Cascade Co. (a)	5,862	134,533
Builders FirstSource, Inc. (a)	9,577	107,741
Chicago Bridge & Iron Co. NV	14,383	498,083

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Continental Building Products, Inc. (a)	5,608	$124,666
Eagle Materials, Inc.	7,472	576,465
EMCOR Group, Inc.	8,964	441,567
Generac Holdings, Inc. (a)	9,771	341,594
Gibraltar Industries, Inc. (a)	4,813	151,946
Granite Construction, Inc.	5,591	254,670
Great Lakes Dredge & Dock Corp. (a)	9,666	42,144
Griffon Corp.	6,030	101,666
Headwaters, Inc. (a)	11,159	200,193
Hill International, Inc. (a)	7,303	29,723
IES Holdings, Inc. (a)	2,641	32,801
Installed Building Products, Inc. (a)	2,837	102,955
Insteel Industries, Inc.	2,808	80,281
Inteliquent, Inc.	4,943	98,316
KBR, Inc.	21,005	278,106
Layne Christensen Co. (a)	3,913	31,695
LB Foster Co., Class A	1,479	16,106
Lennox International, Inc.	5,793	826,082
Louisiana-Pacific Corp. (a)	21,086	365,842
Masonite International Corp. (a)	4,207	278,251
MasTec, Inc. (a)	9,529	212,687
MDU Resources Group, Inc.	29,843	716,232
Mueller Water Products, Inc., Series A	23,103	263,836
MYR Group, Inc. (a)	3,403	81,944
NCI Building Systems, Inc. (a)	4,543	72,643
Nortek, Inc. (a)	1,510	89,558
Northwest Pipe Co. (a)	2,132	22,983
Omega Flex, Inc.	980	37,279
Orion Marine Group, Inc. (a)	5,034	26,731
Owens Corning	17,628	908,195
Patrick Industries, Inc. (a)	2,393	144,274
PGT, Inc. (a)	7,825	80,598
Ply Gem Holdings, Inc. (a)	3,732	54,375
Primoris Services Corp.	5,751	108,866
Quanex Building Products Corp.	5,075	94,344
Simpson Manufacturing Co., Inc.	5,779	230,987
Sterling Construction Co., Inc. (a)	3,307	16,237
Summit Materials, Inc., Class A (a)	9,278	189,828
Thermon Group Holdings, Inc. (a)	5,345	102,678
TopBuild Corp. (a)	5,711	206,738
TRC Cos., Inc. (a)	4,693	29,660
Trex Co., Inc. (a)	4,657	209,193
Tutor Perini Corp. (a)	5,464	128,677
Universal Forest Products, Inc.	2,945	272,972
US Concrete, Inc. (a)	2,197	133,819
USG Corp. (a)	13,456	362,774
Valmont Industries, Inc.	3,342	452,072
Watsco, Inc.	3,927	552,490
Watts Water Technologies, Inc., Class A	4,067	236,943

		14,211,043
Electricity — 1.5%
ALLETE, Inc.	6,636	428,885
Avangrid, Inc.	8,369	385,476
Black Hills Corp.	7,705	485,723
Calpine Corp. (a)	49,082	723,960
Covanta Holding Corp.	19,675	323,654
Dynegy, Inc. (a)	16,100	277,564
El Paso Electric Co.	6,084	287,591
Empire District Electric Co.	6,920	235,072
Great Plains Energy, Inc.	22,821	693,758
Hawaiian Electric Industries, Inc.	15,944	522,804
IDACORP, Inc.	7,492	609,474
ITC Holdings Corp.	23,310	1,091,374
MGE Energy, Inc.	5,145	290,770
NorthWestern Corp.	7,217	455,176
Ormat Technologies, Inc.	5,198	227,464
Portland General Electric Co.	13,362	589,531

Common Stocks	Shares	Value
Electricity (continued)
Talen Energy Corp. (a)	9,651	$130,771
TerraForm Global, Inc., Class A (a)	8,295	27,042
TerraForm Power, Inc., Class A (a)	11,225	122,353
U.S. Geothermal, Inc. (a)	45,850	37,528
Unitil Corp.	2,550	108,809
Vivint Solar, Inc. (a)(b)	3,153	9,680
Westar Energy, Inc.	21,335	1,196,680

		9,261,139
Electronic & Electrical Equipment — 2.9%
Allied Motion Technologies, Inc.	1,620	37,681
American Science & Engineering, Inc.	1,261	47,174
Anixter International, Inc. (a)	4,088	217,809
Applied DNA Sciences, Inc. (a)(b)	2,619	8,459
Arrow Electronics, Inc. (a)	13,660	845,554
Avnet, Inc.	19,078	772,850
AVX Corp.	6,239	84,726
AZZ, Inc.	3,802	228,044
Badger Meter, Inc.	2,244	163,879
Bel Fuse, Inc., Class B	2,157	38,351
Belden, Inc.	6,197	374,113
Benchmark Electronics, Inc. (a)	7,614	161,036
Brady Corp., Class A	6,616	202,185
Capstone Turbine Corp. (a)	3,678	5,076
Cognex Corp.	12,485	538,104
Coherent, Inc. (a)	3,619	332,152
Control4 Corp. (a)	3,575	29,172
CTS Corp.	5,283	94,671
CyberOptics Corp. (a)	1,081	16,193
Daktronics, Inc.	6,043	37,769
Electro Rent Corp.	3,274	50,452
Electro Scientific Industries, Inc. (a)	5,070	29,609
eMagin Corp. (a)	6,297	12,090
Encore Wire Corp.	3,187	118,811
Energy Focus, Inc. (a)	610	3,806
EnerNOC, Inc. (a)	4,406	27,846
EnerSys	6,398	380,489
ESCO Technologies, Inc.	3,900	155,766
Fabrinet (a)	4,815	178,733
FARO Technologies, Inc. (a)	2,690	91,003
FEI Co.	5,958	636,791
General Cable Corp.	7,405	94,118
Houston Wire & Cable Co.	3,110	16,328
Hubbell, Inc.	7,742	816,549
II-VI, Inc. (a)	8,248	154,732
Integer Holdings Corp. (a)	3,968	122,730
Intevac, Inc. (a)	5,485	31,155
IntriCon Corp. (a)	2,740	14,632
IPG Photonics Corp. (a)	5,438	435,040
Itron, Inc. (a)	5,713	246,230
Jabil Circuit, Inc.	27,930	515,867
Kemet Corp. (a)	8,847	25,922
Keysight Technologies, Inc. (a)	26,018	756,864
Kimball Electronics, Inc. (a)	3,441	42,840
Knowles Corp. (a)	13,186	180,384
Landauer, Inc.	1,662	68,408
LightPath Technologies, Inc., Class A (a)	6,052	10,530
Littelfuse, Inc.	3,291	388,963
LSI Industries, Inc.	4,195	46,439
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	98,610
Maxwell Technologies, Inc. (a)	5,619	29,668
Mesa Laboratories, Inc.	445	54,735
Methode Electronics, Inc.	5,654	193,536
Mettler-Toledo International, Inc. (a)	4,002	1,460,410
Microvision, Inc. (a)	10,983	18,451
MTS Systems Corp.	2,264	99,254
NAPCO Security Technologies, Inc. (a)	4,487	28,537
National Instruments Corp.	15,074	413,028

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Novanta, Inc. (a)	5,584	$84,598
Nuvectra Corp. (a)	1,322	9,783
NVE Corp.	974	57,125
Orion Energy Systems, Inc. (a)	7,855	9,112
OSI Systems, Inc. (a)	2,791	162,241
Park Electrochemical Corp.	3,206	46,583
Plexus Corp. (a)	5,087	219,758
Powell Industries, Inc.	1,398	54,997
Regal-Beloit Corp.	6,610	363,881
Research Frontiers, Inc. (a)	5,552	20,265
Rofin-Sinar Technologies, Inc. (a)	4,390	140,217
Rogers Corp. (a)	2,685	164,054
Rubicon Technology, Inc. (a)	5,299	3,603
Sanmina Corp. (a)	11,339	303,999
Sensata Technologies Holding NV (a)	25,803	900,267
Synthesis Energy Systems, Inc. (a)(b)	5,951	6,249
Trimble Navigation Ltd. (a)	38,043	926,728
TTM Technologies, Inc. (a)	9,582	72,152
Turtle Beach Corp. (a)	6,063	5,881
Ultralife Corp. (a)	4,545	22,770
Universal Display Corp. (a)	6,278	425,648
Veeco Instruments, Inc. (a)	6,043	100,072
Vicor Corp. (a)	3,135	31,569
Vishay Intertechnology, Inc.	19,362	239,895
Vishay Precision Group, Inc. (a)	2,569	34,476
WESCO International, Inc. (a)	6,116	314,913
Zebra Technologies Corp., Class A (a)	7,748	388,175

		17,393,365
Financial Services — 3.7%
Actinium Pharmaceuticals, Inc. (a)	8,447	14,951
Ally Financial, Inc. (a)	64,424	1,099,718
Artisan Partners Asset Management, Inc., Class A	5,804	160,655
Ashford, Inc. (a)	394	19,700
Associated Capital Group, Inc., Class A	805	23,087
Asta Funding, Inc. (a)	1,501	15,866
Atlanticus Holdings Corp. (a)	251	730
Bats Global Markets, Inc. (a)	4,219	108,386
BBCN Bancorp, Inc.	12,023	179,383
BGC Partners, Inc., Class A	26,138	227,662
Blackhawk Network Holdings, Inc. (a)	8,375	280,479
Calamos Asset Management, Inc., Class A	3,789	27,698
Cash America International, Inc.	4,144	176,617
CBOE Holdings, Inc.	12,335	821,758
CIT Group, Inc.	25,885	825,990
Cohen & Steers, Inc.	3,036	122,776
Consumer Portfolio Services, Inc. (a)	5,716	21,549
Cowen Group, Inc., Class A (a)	17,299	51,205
Credit Acceptance Corp. (a)(b)	1,567	290,020
Del Taco Restaurants, Inc. (a)	4,986	45,373
Diamond Hill Investment Group, Inc.	522	98,355
Eaton Vance Corp.	17,521	619,192
Emergent Capital, Inc. (a)	5,857	19,680
Encore Capital Group, Inc. (a)	3,846	90,496
Enova International, Inc. (a)	4,701	34,599
Essent Group Ltd. (a)	10,209	222,658
EverBank Financial Corp.	11,962	177,755
Evercore Partners, Inc., Class A	6,040	266,908
Ezcorp, Inc., Class A (a)	8,094	61,191
FBR & Co.	1,765	26,351
Federal Agricultural Mortgage Corp., Class C	1,734	60,378
Federated Investors, Inc., Class B	13,995	402,776
Financial Engines, Inc.	7,748	200,441
First Cash Financial Services, Inc.	4,380	224,825
First Marblehead Corp. (a)	1,974	9,594
FNF Group	41,181	1,544,287
FNFV Group (a)	10,595	121,525
FXCM, Inc. (a)	1,155	9,991
GAMCO Investors, Inc., Class A	805	26,380

Common Stocks	Shares	Value
Financial Services (continued)
Green Dot Corp., Class A (a)	7,212	$165,804
Greenhill & Co., Inc.	4,276	68,844
HealthEquity, Inc. (a)	5,106	155,146
HRG Group, Inc. (a)	18,302	251,286
Impac Mortgage Holdings, Inc. (a)	1,830	28,694
Interactive Brokers Group, Inc., Class A	8,315	294,351
INTL. FCStone, Inc. (a)	2,537	69,235
Investment Technology Group, Inc.	5,189	86,760
Janus Capital Group, Inc.	21,344	297,108
Jason Industries, Inc. (a)	4,507	16,270
KCG Holdings, Inc., Class A (a)	8,227	109,419
Ladder Capital Corp.	8,046	98,161
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	47,880
Lazard Ltd., Class A	19,524	581,425
LendingClub Corp. (a)	31,122	133,825
LendingTree, Inc. (a)(b)	1,072	94,690
Liberty Broadband Corp., Class A (a)	3,689	219,127
Liberty Broadband Corp., Class C (a)	10,186	611,160
Liberty TripAdvisor Holdings, Inc., Series A (a)	9,896	216,524
LPL Financial Holdings, Inc.	12,122	273,109
MarketAxess Holdings, Inc.	5,541	805,661
Marlin Business Services Corp.	1,640	26,732
MGIC Investment Corp. (a)	50,456	300,213
Moelis & Co., Class A	3,091	69,547
MoneyGram International, Inc. (a)	5,436	37,237
MSCI, Inc.	12,932	997,316
Nelnet, Inc., Class A	2,846	98,898
NewStar Financial, Inc. (a)	4,431	37,309
NMI Holdings, Inc., Class A (a)	7,757	42,508
NorthStar Asset Management Group, Inc.	29,889	305,167
NRG Yield, Inc., Class A	5,864	89,250
NRG Yield, Inc., Class C	9,117	142,134
Ocwen Financial Corp. (a)	16,212	27,723
Ohr Pharmaceutical, Inc. (a)	3,478	9,530
On Deck Capital, Inc. (a)(b)	6,601	33,995
OneMain Holdings, Inc. (a)	6,952	158,645
Oppenheimer Holdings, Inc., Class A	1,705	26,359
PICO Holdings, Inc. (a)	4,035	38,171
Piper Jaffray Cos. (a)	2,366	89,198
PJT Partners, Inc.	2,864	65,872
PRA Group, Inc. (a)	7,260	175,256
Pzena Investment Management, Inc., Class A	3,173	24,147
Radian Group, Inc.	30,769	320,613
Raymond James Financial, Inc.	19,181	945,623
Resource America, Inc., Class A	4,370	42,476
Safeguard Scientifics, Inc. (a)	4,085	51,022
Santander Consumer USA Holdings, Inc. (a)	15,868	163,916
SEI Investments Co.	20,453	983,994
SLM Corp. (a)	63,092	389,909
Stewart Information Services Corp.	3,587	148,538
Stifel Financial Corp. (a)	10,297	323,841
Synergy Resources Corp. (a)	29,777	198,315
TD Ameritrade Holding Corp.	39,960	1,137,861
TESARO, Inc. (a)	4,426	372,005
U.S. Global Investors, Inc., Class A	4,302	7,313
Virtu Financial, Inc., Class A	3,390	61,020
Virtus Investment Partners, Inc.	1,102	78,440
VolitionRX Ltd. (a)	1,424	4,486
Voya Financial, Inc.	30,439	753,670
Waddell & Reed Financial, Inc., Class A	12,521	215,612
Walker & Dunlop, Inc. (a)	4,301	97,977
Westwood Holdings Group, Inc.	1,466	75,939
WisdomTree Investments, Inc. (b)	17,278	169,152
WMIH Corp. (a)	16,943	37,613
World Acceptance Corp. (a)	1,335	60,876

		22,790,882

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	$209,361
Cincinnati Bell, Inc. (a)	34,307	156,783
Consolidated Communications Holdings, Inc.	7,761	211,410
EarthLink Holdings Corp.	16,238	103,923
Fairpoint Communications, Inc. (a)	3,773	55,388
General Communication, Inc., Class A (a)	4,977	78,637
GTT Communications, Inc. (a)	3,853	71,203
Hawaiian Telcom Holdco, Inc. (a)	2,127	45,071
IDT Corp., Class B	2,972	42,173
inContact, Inc. (a)	10,267	142,198
Lumos Networks Corp. (a)	4,097	49,574
Straight Path Communications, Inc., Class B (a)(b)	1,752	48,478
Vonage Holdings Corp. (a)	27,920	170,312
Windstream Holdings, Inc. (b)	15,457	143,286
Zayo Group Holdings, Inc. (a)	6,452	180,204

		1,708,001
Food & Drug Retailers — 0.7%
Casey’s General Stores, Inc.	5,850	769,334
Chefs’ Warehouse, Inc. (a)	3,358	53,728
Core-Mark Holding Co., Inc.	6,788	318,086
Diplomat Pharmacy, Inc. (a)	5,266	184,310
GNC Holdings, Inc., Class A	10,229	248,462
Ingles Markets, Inc., Class A	1,941	72,399
Natural Health Trends Corp. (b)	1,354	38,169
Performance Food Group Co. (a)	5,092	137,026
PetMed Express, Inc.	3,455	64,816
Rite Aid Corp. (a)	158,048	1,183,780
Smart & Final Stores, Inc. (a)	4,080	60,751
SpartanNash Co.	5,521	168,832
Sprouts Farmers Market, Inc. (a)	21,616	495,006
Supervalu, Inc. (a)	38,696	182,645
United Natural Foods, Inc. (a)	7,385	345,618
Vitamin Shoppe, Inc. (a)	3,693	112,895
Weis Markets, Inc.	1,733	87,603

		4,523,460
Food Producers — 2.1%
Alico, Inc.	610	18,452
Amplify Snack Brands, Inc. (a)	4,336	63,956
The Andersons, Inc.	3,787	134,590
B&G Foods, Inc.	8,676	418,183
Blue Buffalo Pet Products, Inc. (a)	4,931	115,089
Bunge Ltd.	20,826	1,231,858
Cal-Maine Foods, Inc. (b)	4,515	200,105
Calavo Growers, Inc.	2,423	162,341
Darling International, Inc. (a)	24,480	364,752
Dean Foods Co.	13,709	247,996
Farmer Bros Co. (a)	1,150	36,869
Flowers Foods, Inc.	28,358	531,712
Fresh Del Monte Produce, Inc.	4,797	261,101
Golden Enterprises, Inc.	277	1,997
Griffin Industrial Realty, Inc.	1,073	32,887
Hain Celestial Group, Inc. (a)	15,237	758,041
Herbalife Ltd. (a)	9,513	556,796
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,768	1,393,487
J&J Snack Foods Corp.	2,190	261,201
John B Sanfilippo & Son, Inc.	1,422	60,620
Lancaster Colony Corp.	2,973	379,384
Lifevantage Corp. (a)	3,491	47,478
Lifeway Foods, Inc. (a)	1,804	17,445
Limoneira Co.	2,404	42,358
Lipocine, Inc. (a)	1,692	5,144
Mannatech, Inc. (a)	644	13,035
Medifast, Inc.	1,806	60,086
MGP Ingredients, Inc.	2,244	85,788

Common Stocks	Shares	Value
Food Producers (continued)
Nutraceutical International Corp. (a)	1,950	$45,142
Nutrisystem, Inc.	4,434	112,446
Omega Protein Corp. (a)	3,642	72,804
Phibro Animal Health Corp., Class A	2,839	52,976
Pilgrim’s Pride Corp.	9,693	246,978
Pinnacle Foods, Inc.	16,714	773,691
Post Holdings, Inc. (a)	9,425	779,353
Reliv International, Inc. (a)	414	257
Rocky Mountain Chocolate Factory, Inc.	2,724	27,649
Sanderson Farms, Inc.	2,865	248,224
Seaboard Corp. (a)	38	109,084
Seneca Foods Corp., Class A (a)	1,343	48,630
Snyders-Lance, Inc.	10,702	362,691
Tootsie Roll Industries, Inc.	2,699	103,992
TreeHouse Foods, Inc. (a)	8,338	855,896
USANA Health Sciences, Inc. (a)	877	97,724
WhiteWave Foods Co. (a)	26,610	1,249,073

		12,689,361
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,737	178,918
Deltic Timber Corp.	1,749	117,410
Domtar Corp.	9,827	344,043
KapStone Paper and Packaging Corp.	12,527	162,976
Mercer International, Inc.	6,229	49,708
Neenah Paper, Inc.	2,503	181,142
PH Glatfelter Co.	6,319	123,600
Resolute Forest Products (a)	12,838	67,913
Veritiv Corp. (a)	1,388	52,161

		1,277,871
Gas, Water & Multi-Utilities — 1.9%
American States Water Co.	5,470	239,695
Aqua America, Inc.	26,323	938,678
Artesian Resources Corp., Class A	1,250	42,400
Atmos Energy Corp.	14,996	1,219,475
Avista Corp.	9,467	424,122
Cadiz, Inc. (a)(b)	4,485	26,327
California Water Service Group	7,033	245,663
Chesapeake Utilities Corp.	2,272	150,361
Connecticut Water Service, Inc.	1,727	97,057
Delta Natural Gas Co., Inc.	1,302	35,076
Gas Natural, Inc.	4,001	27,967
Genie Energy Ltd. (a)	3,673	24,866
Middlesex Water Co.	2,966	128,665
National Fuel Gas Co.	12,933	735,629
New Jersey Resources Corp.	12,795	493,247
Northwest Natural Gas Co.	3,904	253,057
ONE Gas, Inc.	7,517	500,557
Piedmont Natural Gas Co., Inc.	11,797	709,236
PNM Resources, Inc.	11,554	409,474
Questar Corp.	25,879	656,550
RGC Resources, Inc.	1,849	44,875
SJW Corp.	2,621	103,215
South Jersey Industries, Inc.	11,762	371,914
Southwest Gas Corp.	7,138	561,832
Spire, Inc.	6,580	466,127
UGI Corp.	25,767	1,165,957
Vectren Corp.	12,237	644,523
WGL Holdings, Inc.	7,393	523,351
York Water Co.	1,717	55,013

		11,294,909
General Industrials — 1.5%
Actuant Corp., Class A	8,768	198,244
AEP Industries, Inc.	774	62,276
AptarGroup, Inc.	9,486	750,627

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials (continued)
Bemis Co., Inc.	14,201	$731,209
Berry Plastics Group, Inc. (a)	17,837	692,967
Carlisle Cos., Inc.	9,575	1,011,886
Crown Holdings, Inc. (a)	21,093	1,068,782
Global Brass & Copper Holdings, Inc.	3,673	100,236
Graphic Packaging Holding Co.	48,500	608,190
Greif, Inc., Class A	3,901	145,390
Greif, Inc., Class B	1,169	64,003
Harsco Corp.	11,862	78,764
ITT, Inc.	13,665	437,007
Landec Corp. (a)	4,881	52,520
Multi-Color Corp.	2,155	136,627
Myers Industries, Inc.	3,762	54,173
Otter Tail Corp.	5,434	181,985
Packaging Corp. of America	14,054	940,634
Raven Industries, Inc.	5,522	104,587
Rexnord Corp. (a)	14,887	292,232
Silgan Holdings, Inc.	6,041	310,870
Sonoco Products Co.	15,316	760,593
TriMas Corp. (a)	6,652	119,736
UFP Technologies, Inc. (a)	1,471	33,156

		8,936,694
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	4,286	38,660
Aaron’s, Inc.	9,518	208,349
Abercrombie & Fitch Co., Class A	9,807	174,663
AMERCO, Inc.	897	335,971
America’s Car-Mart, Inc. (a)	1,386	39,141
American Eagle Outfitters, Inc.	26,091	415,630
American Public Education, Inc. (a)	2,731	76,741
Antero Resources Corp. (a)	19,960	518,561
Apollo Education Group, Inc. (a)	13,712	125,053
Asbury Automotive Group, Inc. (a)	3,284	173,198
Ascena Retail Group, Inc. (a)	25,130	175,659
Autobytel, Inc. (a)	2,014	27,934
Barnes & Noble Education, Inc. (a)	6,163	62,554
Barnes & Noble, Inc.	8,898	100,992
Beacon Roofing Supply, Inc. (a)	8,828	401,409
Big 5 Sporting Goods Corp.	2,684	24,881
Big Lots, Inc.	6,639	332,680
Blue Nile, Inc.	1,962	53,720
Bon-Ton Stores, Inc.	2,228	3,141
Boot Barn Holdings, Inc. (a)	777	6,698
Bridgepoint Education, Inc. (a)	2,758	19,968
Bright Horizons Family Solutions, Inc. (a)	6,601	437,712
Buckle, Inc. (b)	3,973	103,258
Build-A-Bear Workshop, Inc. (a)	2,727	36,596
Burlington Stores, Inc. (a)	10,713	714,664
Cabela’s, Inc. (a)	7,278	364,337
Caleres, Inc.	6,284	152,136
Cambium Learning Group, Inc. (a)	4,720	21,287
Capella Education Co.	1,580	83,171
Career Education Corp. (a)	10,687	63,588
Carriage Services, Inc.	3,000	71,040
Cato Corp., Class A	3,894	146,882
CDK Global, Inc.	23,150	1,284,593
Chegg, Inc. (a)	8,886	44,430
Chemed Corp.	2,443	333,005
Chico’s FAS, Inc.	20,490	219,448
Children’s Place Retail Stores, Inc.	3,046	244,228
Christopher & Banks Corp. (a)	6,159	13,488
Citi Trends, Inc.	2,593	40,269
Clean Energy Fuels Corp. (a)	11,329	39,312
Collectors Universe, Inc.	1,741	34,385
Conn’s, Inc. (a)(b)	3,781	28,433
Container Store Group, Inc. (a)	2,847	15,231

Common Stocks	Shares	Value
General Retailers (continued)
Copart, Inc. (a)	14,839	$727,259
CST Brands, Inc.	11,043	475,732
Destination Maternity Corp.	2,770	16,288
Destination XL Group, Inc. (a)	8,559	39,115
Dick’s Sporting Goods, Inc.	13,283	598,532
Dillard’s, Inc., Class A	3,545	214,827
DSW, Inc., Class A	10,606	224,635
EVINE Live, Inc. (a)	7,906	13,045
Express, Inc. (a)	10,713	155,446
Finish Line, Inc., Class A	6,356	128,328
Five Below, Inc. (a)	8,038	373,044
Francesca’s Holdings Corp. (a)	6,453	71,306
Fred’s, Inc., Class A	4,994	80,453
FTD Cos., Inc. (a)	3,190	79,622
Gaiam, Inc., Class A (a)	3,595	27,825
GameStop Corp., Class A	15,735	418,236
Genesco, Inc. (a)	3,296	211,966
Grand Canyon Education, Inc. (a)	7,107	283,711
Group 1 Automotive, Inc.	3,316	163,678
GrubHub, Inc. (a)	11,684	363,022
Guess?, Inc.	9,276	139,604
Haverty Furniture Cos., Inc.	3,228	58,201
Hibbett Sports, Inc. (a)	3,484	121,208
Hillenbrand, Inc.	9,114	273,785
Houghton Mifflin Harcourt Co. (a)	15,421	241,030
HSN, Inc.	4,539	222,093
ITT Educational Services, Inc. (a)(b)	4,668	8,963
JC Penney Co., Inc. (a)	45,165	401,065
K12, Inc. (a)	4,637	57,916
KAR Auction Services, Inc.	20,346	849,242
Kirkland’s, Inc. (a)	2,707	39,739
Lands’ End, Inc. (a)(b)	2,707	44,449
Liquidity Services, Inc. (a)	4,477	35,100
Lithia Motors, Inc., Class A	3,487	247,821
Lumber Liquidators Holdings, Inc. (a)(b)	4,057	62,559
MarineMax, Inc. (a)	4,129	70,069
Matthews International Corp., Class A	4,866	270,744
Mattress Firm Holding Corp. (a)(b)	3,155	105,850
Michaels Cos., Inc. (a)	13,941	396,482
Monro Muffler Brake, Inc.	4,709	299,304
Murphy USA, Inc. (a)	5,763	427,384
Office Depot, Inc. (a)	72,051	238,489
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,738	68,149
Outerwall, Inc. (b)	2,756	115,752
Overstock.com, Inc. (a)	2,766	44,560
Party City Holdco, Inc. (a)	4,723	65,697
PCM, Inc. (a)	1,516	16,888
Penske Automotive Group, Inc.	6,182	194,486
Perfumania Holdings, Inc. (a)	1,362	3,296
Pier 1 Imports, Inc.	12,905	66,332
PriceSmart, Inc.	2,929	274,066
Providence Service Corp. (a)	2,023	90,792
RealNetworks, Inc. (a)	5,145	22,175
Regis Corp. (a)	5,786	72,036
Rent-A-Center, Inc.	7,864	96,570
Restoration Hardware Holdings, Inc. (a)	5,536	158,772
Rollins, Inc.	13,847	405,302
Rush Enterprises, Inc., Class A (a)	5,240	112,922
Sally Beauty Holdings, Inc. (a)	21,920	644,667
Sears Holdings Corp. (a)(b)	7,621	103,722
Service Corp. International	29,146	788,108
ServiceMaster Global Holdings, Inc. (a)	20,442	813,592
Shoe Carnival, Inc.	2,381	59,668
Shutterfly, Inc. (a)	5,540	258,219
SolarCity Corp. (a)(b)	8,832	211,350
Sonic Automotive, Inc., Class A	4,835	82,727
Sotheby’s	7,729	211,775

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
SP Plus Corp. (a)	2,950	$66,611
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	34,642
Stage Stores, Inc.	4,672	22,799
Stamps.com, Inc. (a)	2,254	197,045
Stein Mart, Inc.	4,383	33,837
Strayer Education, Inc. (a)	1,653	81,212
Tailored Brands, Inc.	7,130	90,266
Tile Shop Holdings, Inc. (a)	4,824	95,901
Titan Machinery, Inc. (a)	2,671	29,782
TrueCar, Inc. (a)	8,752	68,703
Tuesday Morning Corp. (a)	6,404	44,956
VCA, Inc. (a)	11,975	809,630
Weight Watchers International, Inc. (a)(b)	4,031	46,880
West Marine, Inc. (a)	3,086	25,892
Williams-Sonoma, Inc.	12,296	640,990
Winmark Corp.	437	43,556
Zumiez, Inc. (a)	2,839	40,626

		24,439,214
Health Care Equipment & Services — 5.1%
AAC Holdings, Inc. (a)(b)	1,552	35,417
Abaxis, Inc.	3,253	153,639
ABIOMED, Inc. (a)	5,769	630,494
Acadia Healthcare Co., Inc. (a)	10,503	581,866
Accuray, Inc. (a)	12,884	66,868
AdCare Health Systems, Inc.	7,324	13,476
Addus HomeCare Corp. (a)	1,286	22,415
Adeptus Health, Inc., Class A (a)(b)	1,896	97,947
Air Methods Corp. (a)	5,272	188,896
Alere, Inc. (a)	12,711	529,794
Align Technology, Inc. (a)	10,895	877,592
Alliance HealthCare Services, Inc. (a)	2,209	13,784
Almost Family, Inc. (a)	1,371	58,418
Alphatec Holdings, Inc. (a)	22,800	7,985
Amedisys, Inc. (a)	4,240	214,035
Amsurg Corp. (a)	8,158	632,571
Analogic Corp.	1,873	148,791
AngioDynamics, Inc. (a)	4,708	67,654
Anika Therapeutics, Inc. (a)	2,272	121,893
Antares Pharma, Inc. (a)	26,095	27,400
AtriCure, Inc. (a)	4,498	63,557
Atrion Corp.	253	108,249
AxoGen, Inc. (a)	1,640	11,283
Bio-Rad Laboratories, Inc., Class A (a)	3,109	444,649
Biolase, Inc. (a)	11,125	13,016
BioScrip, Inc. (a)	10,652	27,163
Biostage, Inc. (a)	3,656	4,168
BioTelemetry, Inc. (a)	4,630	75,469
Bovie Medical Corp. (a)	7,643	12,535
Brookdale Senior Living, Inc. (a)	27,192	419,844
Bruker Corp.	16,447	374,005
CalAtlantic Group, Inc.	11,398	418,421
Cantel Medical Corp.	5,470	375,953
Capital Senior Living Corp. (a)	4,670	82,519
Cardiovascular Systems, Inc. (a)	4,419	81,199
Cepheid, Inc. (a)	10,748	330,501
Civitas Solutions, Inc. (a)	2,868	59,740
Cogentix Medical, Inc. (a)	13,771	13,248
Community Health Systems, Inc. (a)	17,321	208,718
CONMED Corp.	3,885	185,431
Cooper Cos., Inc.	7,351	1,261,211
Corindus Vascular Robotics, Inc. (a)(b)	10,253	14,662
Corvel Corp. (a)	1,959	84,590
CryoLife, Inc.	4,639	54,787
Cutera, Inc. (a)	3,451	38,686
Cynosure, Inc., Class A (a)	3,689	179,451
CytoSorbents Corp. (a)	864	3,931

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Derma Sciences, Inc. (a)	2,182	$8,597
DexCom, Inc. (a)	12,207	968,381
Dextera Surgical, Inc. (a)	3,562	6,412
Endologix, Inc. (a)	11,018	137,284
Ensign Group, Inc.	6,892	144,801
Envision Healthcare Holdings, Inc. (a)	28,340	718,986
Escalon Medical Corp. (a)	1,399	951
Exactech, Inc. (a)	2,338	62,518
Five Star Quality Care, Inc. (a)	7,271	17,014
Fluidigm Corp. (a)	4,592	41,466
FONAR Corp. (a)	1,417	28,850
Genesis Healthcare, Inc. (a)	5,313	9,404
GenMark Diagnostics, Inc. (a)	7,790	67,773
Glaukos Corp. (a)	1,601	46,685
Globus Medical, Inc., Class A (a)	10,458	249,214
Haemonetics Corp. (a)	7,760	224,962
Halyard Health, Inc. (a)	6,988	227,250
Healthcare Services Group, Inc.	10,637	440,159
HealthSouth Corp.	13,450	522,129
HealthStream, Inc. (a)	3,976	105,443
Healthways, Inc. (a)	5,011	57,877
HeartWare International, Inc. (a)	2,769	159,910
Hill-Rom Holdings, Inc.	8,276	417,524
HMS Holdings Corp. (a)	12,478	219,738
Hooper Holmes, Inc. (a)	639	773
ICU Medical, Inc. (a)	2,177	245,457
IDEXX Laboratories, Inc. (a)	13,385	1,242,931
Inogen, Inc. (a)	2,088	104,630
Insulet Corp. (a)	8,659	261,848
Integra LifeSciences Holdings Corp. (a)	4,336	345,926
Intersect ENT, Inc. (a)	3,106	40,161
Invacare Corp.	4,891	59,328
Juno Therapeutics, Inc. (a)	10,725	412,269
K2M Group Holdings, Inc. (a)	4,001	62,096
Kindred Healthcare, Inc.	12,162	137,309
LDR Holding Corp. (a)	3,794	140,188
LHC Group, Inc. (a)	2,077	89,893
LifePoint Hospitals, Inc. (a)	6,433	420,525
LivaNova PLC (a)	6,207	311,778
Magellan Health Services, Inc. (a)	3,939	259,068
Masimo Corp. (a)	6,979	366,502
MEDNAX, Inc. (a)	14,189	1,027,709
Meridian Bioscience, Inc.	6,734	131,313
Merit Medical Systems, Inc. (a)	7,010	139,008
Molina Healthcare, Inc. (a)	5,992	299,001
Natera, Inc. (a)	564	6,805
National Healthcare Corp.	1,868	120,934
Natus Medical, Inc. (a)	5,169	195,388
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	13,951
Neogen Corp. (a)	5,645	317,531
NeoGenomics, Inc. (a)	9,277	74,587
Nevro Corp. (a)	2,155	158,953
NuVasive, Inc. (a)	7,400	441,928
NxStage Medical, Inc. (a)	9,415	204,117
Omnicell, Inc. (a)	5,518	188,881
OraSure Technologies, Inc. (a)	9,831	58,101
Orthofix International NV (a)	3,072	130,253
Owens & Minor, Inc.	9,148	341,952
PAREXEL International Corp. (a)	7,939	499,204
Penumbra, Inc. (a)	696	41,412
PharMerica Corp. (a)	4,613	113,757
Psychemedics Corp.	2,424	33,306
Quidel Corp. (a)	4,975	88,853
Quorum Health Corp. (a)	4,330	46,374
RadNet, Inc. (a)	5,911	31,565
ResMed, Inc.	21,002	1,327,956
Retractable Technologies, Inc. (a)	4,605	11,605

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Rockwell Medical, Inc. (a)(b)	7,565	$57,267
RTI Surgical, Inc. (a)	10,112	36,302
SeaSpine Holdings Corp. (a)	1,779	18,644
Select Medical Holdings Corp. (a)	15,096	164,093
Spark Therapeutics, Inc. (a)	1,974	100,931
Spectranetics Corp. (a)	6,991	130,802
Staar Surgical Co. (a)	5,027	27,699
STERIS PLC	12,865	884,469
Surgery Partners, Inc. (a)	2,554	45,717
Surgical Care Affiliates, Inc. (a)	3,963	188,916
SurModics, Inc. (a)	2,327	54,638
Symmetry Surgical, Inc. (a)	2,920	38,340
T2 Biosystems, Inc. (a)(b)	2,209	17,429
Tandem Diabetes Care, Inc. (a)	3,670	27,672
Team Health Holdings, Inc. (a)	10,634	432,485
Teleflex, Inc.	6,279	1,113,329
Tenet Healthcare Corp. (a)	14,770	408,243
Triple-S Management Corp., Class B (a)	3,526	86,140
U.S. Physical Therapy, Inc.	1,955	117,711
Unilife Corp. (a)(b)	2,413	7,939
Universal American Corp.	8,418	63,808
Utah Medical Products, Inc.	860	54,180
Vascular Solutions, Inc. (a)	3,038	126,563
VWR Corp. (a)	11,520	332,928
WellCare Health Plans, Inc. (a)	6,434	690,239
West Pharmaceutical Services, Inc.	10,534	799,320
Wright Medical Group NV (a)	13,460	233,800
Zafgen, Inc. (a)	2,989	17,904
Zeltiq Aesthetics, Inc. (a)	5,066	138,454

		31,282,337
Household Goods & Home Construction — 1.5%
ACCO Brands Corp. (a)	16,442	169,846
Bassett Furniture Industries, Inc.	1,739	41,632
Beazer Homes USA, Inc. (a)	4,476	34,689
Briggs & Stratton Corp.	6,373	134,980
Cavco Industries, Inc. (a)	1,393	130,524
Central Garden and Pet Co., Class A (a)	6,265	136,013
Compx International, Inc.	1,034	11,891
Comstock Holdings Cos., Inc. (a)	1,729	3,078
Dixie Group, Inc. (a)	2,900	10,324
Edgewell Personal Care Co. (a)	9,133	770,917
Energizer Holdings, Inc.	9,214	474,429
Ethan Allen Interiors, Inc.	3,943	130,277
Flexsteel Industries, Inc.	965	38,233
Forward Industries, Inc. (a)	2,823	3,359
Herman Miller, Inc.	8,604	257,174
HNI Corp.	6,427	298,791
Hooker Furniture Corp.	1,876	40,315
Hovnanian Enterprises, Inc., Class A (a)	21,351	35,870
Interface, Inc.	9,610	146,552
iRobot Corp. (a)	4,579	160,631
KB Home	13,093	199,145
Knoll, Inc.	7,374	179,041
La-Z-Boy, Inc.	7,437	206,897
LGI Homes, Inc. (a)	2,469	78,860
Libbey, Inc.	3,627	57,633
Lifetime Brands, Inc.	2,050	29,909
M/I Homes, Inc. (a)	4,013	75,565
Manitowoc Foodservice, Inc. (a)	19,950	351,519
MDC Holdings, Inc.	5,655	137,643
Meritage Homes Corp. (a)	5,485	205,907
National Presto Industries, Inc.	790	74,536
NVR, Inc. (a)	560	996,990
Oil-Dri Corp. of America	1,129	38,984
Scotts Miracle-Gro Co., Class A	7,005	489,720
Select Comfort Corp. (a)	7,541	161,227

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Spectrum Brands Holdings, Inc.	4,044	$482,490
Steelcase, Inc., Class A	12,921	175,338
Taylor Morrison Home Corp., Class A (a)	5,375	79,765
Tempur Sealy International, Inc. (a)	9,200	508,944
Toll Brothers, Inc. (a)	22,796	613,440
TRI Pointe Group, Inc. (a)	22,019	260,265
Tupperware Brands Corp.	7,258	408,480
Virco Manufacturing Corp. (a)	5,315	23,120
Wayfair, Inc., Class A (a)(b)	3,640	141,960
WCI Communities, Inc. (a)	3,484	58,880
WD-40 Co.	2,030	238,423
William Lyon Homes, Class A (a)	3,017	48,634

		9,352,840
Industrial Engineering — 2.6%
Accuride Corp. (a)	6,798	8,429
AGCO Corp.	10,869	512,256
Alamo Group, Inc.	1,409	92,952
Albany International Corp., Class A	4,299	171,659
Altra Industrial Motion Corp.	4,066	109,701
American Railcar Industries, Inc.	1,354	53,442
Astec Industries, Inc.	2,723	152,896
Babcock & Wilcox Enterprises, Inc. (a)	8,137	119,532
Broadwind Energy, Inc. (a)	4,880	20,594
Ceco Environmental Corp.	4,277	37,381
Chicago Rivet & Machine Co.	494	13,447
CIRCOR International, Inc.	2,547	145,153
CLARCOR, Inc.	7,187	437,185
Colfax Corp. (a)	14,850	392,931
Columbus McKinnon Corp.	2,933	41,502
Commercial Vehicle Group, Inc. (a)	5,294	27,529
Crane Co.	7,274	412,581
Donaldson Co., Inc.	18,884	648,854
Douglas Dynamics, Inc.	3,445	88,640
Dynamic Materials Corp.	2,800	30,100
Energy Recovery, Inc. (a)	5,232	46,512
EnPro Industries, Inc.	3,380	150,038
Federal Signal Corp.	9,098	117,182
Franklin Electric Co., Inc.	5,460	180,453
FreightCar America, Inc.	1,751	24,602
GATX Corp.	6,015	264,479
Gorman-Rupp Co.	2,838	77,790
Graco, Inc.	8,356	660,040
Graham Corp.	1,902	35,035
Greenbrier Cos., Inc.	3,912	113,957
H&E Equipment Services, Inc.	4,783	91,020
Horizon Global Corp. (a)	3,297	37,421
Hurco Cos., Inc.	1,373	38,211
Hyster-Yale Materials Handling, Inc.	1,367	81,323
IDEX Corp.	11,311	928,633
John Bean Technologies Corp.	4,305	263,552
Joy Global, Inc.	13,737	290,400
Kadant, Inc.	1,829	94,212
Kennametal, Inc.	11,461	253,403
Key Technology, Inc. (a)	998	9,192
Kimball International, Inc., Class B	5,240	59,631
Lincoln Electric Holdings, Inc.	9,295	549,149
Lindsay Corp.	1,728	117,262
Lydall, Inc. (a)	2,799	107,929
Manitex International, Inc. (a)(b)	2,717	18,829
Manitowoc Co., Inc.	19,950	108,727
Materion Corp.	3,097	76,682
Meritor, Inc. (a)	14,359	103,385
MFRI, Inc. (a)	1,937	14,450
Middleby Corp. (a)	8,715	1,004,404
Miller Industries, Inc.	2,019	41,571
MSA Safety, Inc.	4,681	245,893

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Mueller Industries, Inc.	8,443	$269,163
NACCO Industries, Inc., Class A	799	44,744
Navistar International Corp. (a)	9,906	115,801
NN, Inc.	4,181	58,492
Nordson Corp.	7,978	667,041
Oshkosh Corp.	10,857	517,987
Paylocity Holding Corp. (a)	2,829	122,213
Proto Labs, Inc. (a)	3,660	210,670
Spartan Motors, Inc.	7,892	49,404
SPX Corp.	5,860	87,021
SPX FLOW, Inc. (a)	5,860	152,770
Standex International Corp.	1,909	157,741
Sun Hydraulics Corp.	3,481	103,351
Tennant Co.	2,625	141,409
Terex Corp.	16,794	341,086
Timken Co.	10,204	312,855
TimkenSteel Corp.	5,808	55,873
Toro Co.	8,388	739,822
Trinity Industries, Inc.	22,496	417,751
Twin Disc, Inc.	1,831	19,665
Wabash National Corp. (a)	10,252	130,200
Wabtec Corp.	13,510	948,807
Woodward, Inc.	8,136	468,959

		15,854,956
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	28,196	131,393
Allegheny Technologies, Inc.	15,897	202,687
Ampco-Pittsburgh Corp.	1,955	22,111
Carpenter Technology Corp.	7,069	232,782
Century Aluminum Co. (a)	7,937	50,241
Cliffs Natural Resources, Inc. (a)(b)	20,973	118,917
Commercial Metals Co.	16,716	282,501
Friedman Industries, Inc.	2,787	16,248
Handy & Harman Ltd. (a)	780	20,428
Haynes International, Inc.	2,039	65,411
Kaiser Aluminum Corp.	2,591	234,252
McEwen Mining, Inc.	34,884	134,303
Olympic Steel, Inc.	1,597	43,614
Reliance Steel & Aluminum Co.	10,768	828,059
Steel Dynamics, Inc.	35,590	871,955
Synalloy Corp.	2,147	16,446
United States Steel Corp.	21,089	355,561
Universal Stainless & Alloy Products, Inc. (a)	1,302	14,192
Uranium Energy Corp. (a)	19,733	17,322
Worthington Industries, Inc.	6,908	292,209

		3,950,632
Industrial Transportation — 1.1%
Air Lease Corp.	14,293	382,767
Air Transport Services Group, Inc. (a)	8,433	109,292
Aircastle Ltd.	9,055	177,116
ArcBest Corp.	3,519	57,184
Ardmore Shipping Corp.	4,637	31,392
Atlas Air Worldwide Holdings, Inc. (a)	3,769	156,112
CAI International, Inc. (a)	2,930	21,975
Celadon Group, Inc.	4,175	34,110
Covenant Transportation Group, Inc., Class A (a)	2,275	41,109
Echo Global Logistics, Inc. (a)	4,008	89,859
Forward Air Corp.	4,502	200,474
FRP Holdings, Inc. (a)	1,209	41,710
Genco Shipping & Trading, Ltd. (a)(b)	1,779	1,014
Genesee & Wyoming, Inc., Class A (a)	8,719	513,985
Heartland Express, Inc.	9,094	158,145
Hub Group, Inc., Class A (a)	5,287	202,862
Kirby Corp. (a)	8,071	503,550
Knight Transportation, Inc.	8,854	235,339

Common Stocks	Shares	Value
Industrial Transportation (continued)
Landstar System, Inc.	6,328	$434,480
Macquarie Infrastructure Corp.	11,196	829,064
Marten Transport Ltd.	3,567	70,627
Matson, Inc.	6,683	215,794
Old Dominion Freight Line, Inc. (a)	10,218	616,248
PAM Transportation Services, Inc. (a)	659	10,471
Patriot Transportation Holding, Inc. (a)	627	12,195
PHH Corp. (a)	7,484	99,687
Rand Logistics, Inc. (a)	5,032	5,183
Roadrunner Transportation Systems, Inc. (a)	4,706	35,107
Saia, Inc. (a)	3,715	93,395
Swift Transportation Co. (a)	13,364	205,939
TAL International Group, Inc.	4,790	64,234
Teekay Corp.	6,907	49,247
Textainer Group Holdings Ltd.	3,736	41,619
Universal Truckload Services, Inc.	1,233	15,906
USA Truck, Inc. (a)	1,622	28,401
Werner Enterprises, Inc.	6,158	141,449
Wesco Aircraft Holdings, Inc. (a)	7,931	106,434
Willis Lease Finance Corp. (a)	1,351	30,033
World Fuel Services Corp.	10,630	504,819
XPO Logistics, Inc. (a)(b)	13,650	358,449
YRC Worldwide, Inc. (a)	4,920	43,296

		6,970,072
Leisure Goods — 0.8%
Arctic Cat, Inc.	2,143	36,431
Black Diamond, Inc. (a)	4,738	19,615
Brunswick Corp.	13,523	612,862
Callaway Golf Co.	12,565	128,289
Drew Industries, Inc.	3,649	309,581
DTS, Inc. (a)	2,922	77,287
Eastman Kodak Co. (a)	6,958	111,884
Escalade, Inc.	2,070	21,197
Fitbit, Inc., Series A (a)	8,249	100,803
Fox Factory Holding Corp. (a)	2,854	49,574
Glu Mobile, Inc. (a)	17,785	39,127
GoPro, Inc., Class A (a)(b)	11,137	120,391
Malibu Boats, Inc. (a)	3,744	45,227
Marine Products Corp.	2,700	22,842
Nautilus, Inc. (a)	4,821	86,007
Polaris Industries, Inc.	9,046	739,601
Pool Corp.	6,307	593,047
Skullcandy, Inc. (a)	3,869	23,756
Take-Two Interactive Software, Inc. (a)	12,772	484,314
Thor Industries, Inc.	7,042	455,899
TiVo, Inc. (a)	15,413	152,589
Universal Electronics, Inc. (a)	2,235	161,546
Vista Outdoor, Inc. (a)	9,401	448,710
Winnebago Industries, Inc.	4,162	95,393
Zedge, Inc., Class B (a)	990	4,544

		4,940,516
Life Insurance — 0.3%
American Equity Investment Life Holding Co.	11,676	166,383
AMERISAFE, Inc.	3,104	190,027
Atlantic American Corp.	2,927	11,006
Citizens, Inc. (a)(b)	8,213	62,419
CNO Financial Group, Inc.	26,587	464,209
eHealth, Inc. (a)	2,920	40,938
Employers Holdings, Inc.	4,842	140,515
FBL Financial Group, Inc., Class A	1,432	86,879
Genworth Financial, Inc., Class A (a)	72,971	188,265
Independence Holding Co.	1,686	30,297
National Western Life Group, Inc.	341	66,587
Primerica, Inc.	7,153	409,438

		1,856,963

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media — 5.3%
Acxiom Corp. (a)	11,802	$259,526
AH Belo Corp.	3,599	17,995
AMC Networks, Inc., Class A (a)	9,120	551,030
Ascent Capital Group, Inc., Class A (a)	2,129	32,765
Avid Technology, Inc. (a)	5,767	33,506
Bankrate, Inc. (a)	8,691	65,009
Beasley Broadcasting Group, Inc., Class A	784	3,301
Cable One, Inc.	666	340,599
Charter Communications, Inc. (a)	32,299	7,384,843
Clear Channel Outdoor Holdings, Inc., Class A	5,624	34,981
ComScore, Inc. (a)	7,063	168,664
CSS Industries, Inc.	1,461	39,169
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	7,900
DISH Network Corp., Class A (a)	33,879	1,775,260
Dolby Laboratories, Inc., Class A	7,942	380,025
DreamWorks Animation SKG, Inc., Class A (a)	10,491	428,767
Emmis Communications Corp., Class A (a)	10,615	7,722
Entercom Communications Corp., Class A	4,346	58,975
Entravision Communications Corp., Class A	8,669	58,256
EW Scripps Co. (a)	8,572	135,781
FactSet Research Systems, Inc.	6,094	983,694
Gannett Co., Inc.	16,769	231,580
Global Eagle Entertainment, Inc. (a)	7,875	52,290
Graham Holdings Co., Class B	660	323,096
Gray Television, Inc. (a)	10,007	108,576
Groupon, Inc. (a)	63,105	205,091
Harte-Hanks, Inc.	6,749	10,731
IHS, Inc., Class A (a)	10,064	1,163,499
John Wiley & Sons, Inc., Class A	7,267	379,192
Lamar Advertising Co., Class A	12,357	819,269
Lee Enterprises, Inc. (a)	12,326	23,543
Liberty Global PLC, Class A (a)	42,550	1,236,503
Liberty Global PLC, Class C (a)	97,562	2,795,151
Liberty Global PLC LiLAC, Class A (a)	7,847	253,142
Liberty Global PLC LiLAC, Class C (a)	16,978	551,605
Liberty Interactive Corp QVC Group, Series A (a)	67,482	1,712,018
Liberty Media Group, Class A (a)	3,856	73,804
Liberty Media Group, Class C (a)	7,389	140,169
Liberty SiriusXM Group, Class A (a)	14,588	457,480
Liberty SiriusXM Group, Class C (a)	29,557	912,425
Liberty Ventures, Series A (a)	20,640	765,125
Lions Gate Entertainment Corp.	14,068	284,596
Live Nation Entertainment, Inc. (a)	21,752	511,172
Marchex, Inc., Class B (a)	5,246	16,682
McClatchy Co., Class A (a)	1,090	15,936
Media General, Inc. (a)	14,375	247,106
Meredith Corp.	5,493	285,142
Morningstar, Inc.	2,699	220,724
MSG Networks, Inc., Class A (a)	9,210	141,281
National CineMedia, Inc.	9,730	150,620
New Media Investment Group, Inc.	6,330	114,383
New York Times Co., Class A	18,334	221,841
Nexstar Broadcasting Group, Inc., Class A	4,695	223,388
Outfront Media, Inc.	20,371	492,367
Pandora Media, Inc. (a)	29,602	368,545
QuinStreet, Inc. (a)	7,427	26,366
Quotient Technology, Inc. (a)(b)	10,529	141,194
Remark Media, Inc. (a)(b)	1,421	6,025
RetailMeNot, Inc. (a)	5,483	42,274
Rubicon Project, Inc. (a)	3,761	51,338
Saga Communications, Inc., Class A	1,046	41,359
Scholastic Corp.	3,775	149,528
Sinclair Broadcast Group, Inc., Class A	10,372	309,708
Sirius XM Holdings, Inc. (a)	311,083	1,228,778
Sizmek, Inc. (a)	3,896	8,922
Spanish Broadcasting System, Inc. (a)	1,474	5,247

Common Stocks	Shares	Value
Media (continued)
SPAR Group, Inc. (a)	3,165	$3,323
Starz, Class A (a)	12,237	366,131
TechTarget, Inc. (a)	3,655	29,606
TheStreet, Inc.	16,585	18,741
Time, Inc.	15,923	262,093
Tribune Media Co., Class A	11,990	469,768
TRONC, Inc.	3,616	49,901
TubeMogul, Inc. (a)	2,942	35,010
Value Line, Inc.	1,830	29,921
WebMD Health Corp. (a)	5,811	337,677
XO Group, Inc. (a)	4,167	72,631
Yelp, Inc. (a)	8,383	254,508

		32,215,889
Mining — 0.5%
Cloud Peak Energy, Inc. (a)	9,192	18,936
Coeur Mining, Inc. (a)	20,713	220,801
Compass Minerals International, Inc.	5,190	385,046
CONSOL Energy, Inc.	34,380	553,174
Fairmount Santrol Holdings, Inc. (a)	9,888	76,236
General Moly, Inc. (a)	21,436	7,395
Gold Resource Corp.	2,918	10,476
Golden Minerals Co. (a)(b)	9,302	6,057
Hecla Mining Co.	58,333	297,498
Pershing Gold Corp. (a)(b)	2,249	9,648
Royal Gold, Inc.	9,624	693,121
Solitario Exploration & Royalty Corp. (a)	15,315	7,971
Stillwater Mining Co. (a)	18,398	218,200
SunCoke Energy, Inc.	9,743	56,704
U.S. Silica Holdings, Inc.	9,412	324,432
Westmoreland Coal Co. (a)	3,275	31,178

		2,916,873
Mobile Telecommunications — 0.9%
ATN International, Inc.	1,577	122,706
Globalstar, Inc. (a)(b)	39,879	48,254
Iridium Communications, Inc. (a)	12,372	109,863
NII Holdings, Inc. (a)	14,857	47,245
ORBCOMM, Inc. (a)	10,768	107,142
pdvWireless, Inc. (a)	1,832	39,187
SBA Communications Corp., Class A (a)	18,760	2,024,954
Shenandoah Telecommunications Co.	6,758	263,968
Spok Holdings, Inc.	3,740	71,677
Sprint Corp. (a)	116,574	528,080
T-Mobile U.S., Inc. (a)	41,537	1,797,306
Telephone & Data Systems, Inc.	14,543	431,345
Towerstream Corp. (a)	15,223	2,557
United States Cellular Corp. (a)	1,710	67,152

		5,661,436
Nonlife Insurance — 3.5%
Alleghany Corp. (a)	2,323	1,276,674
Allied World Assurance Co. Holdings AG	13,854	486,830
Ambac Financial Group, Inc. (a)	6,380	105,015
American Financial Group, Inc.	10,754	795,043
American National Insurance Co.	1,391	157,392
AmTrust Financial Services, Inc.	12,162	297,969
Arch Capital Group Ltd. (a)	18,353	1,321,416
Argo Group International Holdings Ltd.	4,567	237,027
Aspen Insurance Holdings Ltd.	9,312	431,891
Assured Guaranty Ltd.	19,922	505,421
Axis Capital Holdings Ltd.	13,888	763,840
Baldwin & Lyons, Inc., Class B	2,261	55,756
Brown & Brown, Inc.	17,387	651,491
CNA Financial Corp.	4,047	127,157
Donegal Group, Inc., Class A	2,337	38,537
EMC Insurance Group, Inc.	1,652	45,793
Endurance Specialty Holdings Ltd.	9,278	623,111

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Enstar Group Ltd. (a)	1,736	$281,215
Erie Indemnity Co., Class A	3,611	358,717
Everest Re Group Ltd.	6,331	1,156,484
Federated National Holding Co.	2,537	48,304
First Acceptance Corp. (a)	8,599	12,039
First American Financial Corp.	16,507	663,912
Global Indemnity PLC (a)	1,701	46,829
Greenlight Capital Re Ltd. (a)	5,039	101,586
Hanover Insurance Group, Inc.	6,561	555,192
HCI Group, Inc.	1,768	48,231
Heritage Insurance Holdings, Inc.	4,282	51,256
Hilltop Holdings, Inc. (a)	12,181	255,679
Horace Mann Educators Corp.	6,108	206,389
Infinity Property & Casualty Corp.	1,707	137,687
James River Group Holdings Ltd.	1,976	67,105
Kemper Corp.	7,077	219,245
Maiden Holdings Ltd.	8,614	105,435
Markel Corp. (a)	2,090	1,991,310
MBIA, Inc. (a)	21,248	145,124
Mercury General Corp.	3,553	188,877
National General Holdings Corp.	9,047	193,787
National Interstate Corp.	1,300	39,325
Navigators Group, Inc.	1,797	165,270
Old Republic International Corp.	36,839	710,624
OneBeacon Insurance Group Ltd.	3,598	49,652
Prism Technologies Group, Inc. (a)	1,044	279
ProAssurance Corp.	7,994	428,079
Reinsurance Group of America, Inc.	9,568	928,000
RenaissanceRe Holdings Ltd.	6,409	752,673
RLI Corp.	5,503	378,496
Safety Insurance Group, Inc.	2,336	143,851
Selective Insurance Group, Inc.	8,303	317,258
State Auto Financial Corp.	2,450	53,680
State National Cos., Inc.	5,202	54,777
Third Point Reinsurance Ltd. (a)	9,561	112,055
United Fire Group, Inc.	3,306	140,274
United Insurance Holdings Corp.	3,080	50,450
Universal Insurance Holdings, Inc.	4,997	92,844
Validus Holdings Ltd.	12,433	604,119
W.R. Berkley Corp.	14,911	893,467
White Mountains Insurance Group Ltd.	766	644,972

		21,314,911
Oil & Gas Producers — 2.1%
Abraxas Petroleum Corp. (a)	16,317	18,438
Adams Resources & Energy, Inc.	460	17,710
Alon USA Energy, Inc.	4,552	29,497
Approach Resources, Inc. (a)	5,719	12,010
Barnwell Industries, Inc. (a)	4,904	7,601
Bill Barrett Corp. (a)	7,950	50,800
Bonanza Creek Energy, Inc. (a)(b)	6,854	13,777
C&J Energy Services Ltd. (a)(b)	7,389	4,450
California Resources Corp.	4,626	56,437
Callon Petroleum Co. (a)	18,790	211,012
Carrizo Oil & Gas, Inc. (a)	8,650	310,102
Cheniere Energy, Inc. (a)	35,665	1,339,221
Clayton Williams Energy, Inc. (a)(b)	984	27,021
Cobalt International Energy, Inc. (a)	50,294	67,394
Comstock Resources, Inc. (a)	7,198	6,048
Contango Oil & Gas Co. (a)	3,254	39,829
Continental Resources, Inc. (a)	12,172	551,026
CVR Energy, Inc.	2,373	36,781
Dawson Geophysical Co. (a)	5,308	43,260
Delek U.S. Holdings, Inc.	8,207	108,414
Denbury Resources, Inc.	51,927	186,418
Diamondback Energy, Inc. (a)	10,779	983,153
Eclipse Resources Corp. (a)	7,534	25,164

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Energen Corp.	14,564	$702,130
EP Energy Corp., Class A (a)	5,570	28,853
Era Group, Inc. (a)	2,473	23,246
Evolution Petroleum Corp.	5,834	31,912
EXCO Resources, Inc. (a)	28,887	37,553
Gastar Exploration, Inc. (a)	14,658	16,124
Gulfport Energy Corp. (a)	18,469	577,341
Halcon Resources Corp. (a)(b)	12,564	5,830
Harvest Natural Resources, Inc. (a)	9,380	7,832
HollyFrontier Corp.	27,229	647,233
Houston American Energy Corp. (a)(b)	5,104	1,133
Isramco, Inc. (a)(b)	299	24,593
Kosmos Energy Ltd. (a)	21,898	119,344
Laredo Petroleum, Inc. (a)	18,495	193,828
Magellan Petroleum Corp. (a)	3,259	3,846
Matador Resources Co. (a)	11,961	236,828
Memorial Resource Development Corp. (a)	14,621	232,181
Nabors Industries Ltd.	42,757	429,708
Northern Oil and Gas, Inc. (a)	8,538	39,446
Oasis Petroleum, Inc. (a)	26,353	246,137
Pacific Ethanol, Inc. (a)	3,564	19,424
Panhandle Oil and Gas, Inc.	3,171	52,861
Parsley Energy, Inc., Class A (a)	21,715	587,608
PBF Energy, Inc., Class A	14,864	353,466
PDC Energy, Inc. (a)	6,819	392,843
PetroQuest Energy, Inc. (a)	2,933	9,767
Pioneer Energy Services Corp. (a)	10,165	46,759
QEP Resources, Inc.	28,652	505,135
Resolute Energy Corp. (a)	5,282	15,688
Rex Energy Corp. (a)	7,757	5,124
Ring Energy, Inc. (a)	4,792	42,265
RSP Permian, Inc. (a)	11,114	387,767
Sanchez Energy Corp. (a)	8,884	62,721
SemGroup Corp., Class A	6,506	211,835
SM Energy Co.	10,043	271,161
Stone Energy Corp. (a)	854	10,299
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	24,424	1,029,227
Torchlight Energy Resources, Inc. (a)	5,009	2,755
Trecora Resources (a)	2,960	30,873
Triangle Petroleum Corp. (a)	11,728	3,367
VAALCO Energy, Inc. (a)	10,701	11,343
W&T Offshore, Inc. (a)(b)	5,629	13,059
Western Refining, Inc.	10,390	214,346
Whiting Petroleum Corp. (a)	30,214	279,782
WPX Energy, Inc. (a)	42,043	391,420
Zion Oil & Gas, Inc. (a)	14,230	19,780

		12,721,336
Oil Equipment, Services & Distribution — 1.3%
Archrock, Inc.	10,345	97,450
Atwood Oceanics, Inc.	8,556	107,121
Basic Energy Services, Inc. (a)	7,015	11,785
Bristow Group, Inc.	5,197	59,298
CARBO Ceramics, Inc.	2,969	38,894
Chart Industries, Inc. (a)	4,432	106,944
Core Laboratories NV	6,288	779,020
Dakota Plains Holdings, Inc. (a)	17,287	1,902
Dril-Quip, Inc. (a)	5,798	338,777
Ensco PLC, Class A	44,868	435,668
Exterran Corp. (a)	5,172	66,460
Flotek Industries, Inc. (a)	8,081	106,669
Forum Energy Technologies, Inc. (a)	10,079	174,468
Frank’s International NV	5,565	81,305
Geospace Technologies Corp. (a)	2,032	33,264
Glori Energy, Inc. (a)	7,230	1,627
Gulf Island Fabrication, Inc.	2,513	17,440

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Gulfmark Offshore, Inc., Class A (a)	4,514	$14,129
Helix Energy Solutions Group, Inc. (a)	14,959	101,123
Hornbeck Offshore Services, Inc. (a)	5,026	41,917
ION Geophysical Corp. (a)	1,418	8,834
Key Energy Services, Inc. (a)	21,036	4,878
Matrix Service Co. (a)	4,118	67,906
McDermott International, Inc. (a)	35,472	175,232
Mitcham Industries, Inc. (a)	4,047	15,176
MRC Global, Inc. (a)	15,474	219,886
Natural Gas Services Group, Inc. (a)	2,730	62,517
Newpark Resources, Inc. (a)	13,319	77,117
Noble Corp. PLC	35,223	290,238
NOW, Inc. (a)	16,086	291,800
Oceaneering International, Inc.	14,456	431,656
OGE Energy Corp.	30,032	983,548
Oil States International, Inc. (a)	7,588	249,493
Par Pacific Holdings, Inc. (a)	3,939	60,424
Parker Drilling Co. (a)	19,733	45,189
Patterson-UTI Energy, Inc.	21,569	459,851
PHI, Inc. (a)	1,452	25,962
Rowan Cos. PLC, Class A	18,179	321,041
RPC, Inc.	9,161	142,270
SEACOR Holdings, Inc. (a)	2,530	146,614
Superior Energy Services, Inc.	22,046	405,867
Tesco Corp.	6,257	41,859
TETRA Technologies, Inc. (a)	12,273	78,179
Tidewater, Inc.	6,879	30,336
Unit Corp. (a)	7,562	117,665
Weatherford International PLC (a)	132,004	732,622
Willbros Group, Inc. (a)	9,067	22,940

		8,124,361
Personal Goods — 1.2%
Avon Products, Inc.	62,759	237,229
Carter’s, Inc.	7,612	810,450
Cherokee, Inc. (a)	1,956	21,731
Columbia Sportswear Co.	4,523	260,253
Coty, Inc., Class A (b)	10,484	272,479
Crocs, Inc. (a)	11,409	128,693
Culp, Inc.	1,628	44,982
Deckers Outdoor Corp. (a)	4,841	278,454
Elizabeth Arden, Inc. (a)	4,198	57,764
Fossil Group, Inc. (a)	6,075	173,320
G-III Apparel Group Ltd. (a)	5,912	270,297
Helen of Troy Ltd. (a)	4,169	428,740
Iconix Brand Group, Inc. (a)	7,394	49,983
Inter Parfums, Inc.	2,513	71,796
Kate Spade & Co. (a)	19,026	392,126
Lakeland Industries, Inc. (a)	2,101	18,216
lululemon athletica, Inc. (a)	16,213	1,197,492
Movado Group, Inc.	2,476	53,680
Nu Skin Enterprises, Inc., Class A	8,367	386,472
Orchids Paper Products Co.	1,530	54,422
Oxford Industries, Inc.	2,185	123,715
Perry Ellis International, Inc. (a)	2,072	41,689
Revlon, Inc., Class A (a)	1,899	61,110
Rocky Brands, Inc.	1,306	14,915
Sequential Brands Group, Inc. (a)	4,739	37,817
Skechers U.S.A., Inc., Class A (a)	19,809	588,723
Steven Madden Ltd. (a)	8,495	290,359
Tumi Holdings, Inc. (a)	8,676	231,996
Unifi, Inc. (a)	2,485	67,667
Vera Bradley, Inc. (a)	3,075	43,573
Vince Holding Corp. (a)	2,985	16,358
Weyco Group, Inc.	1,357	37,697
Wolverine World Wide, Inc.	15,101	306,852

		7,071,050

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc. (a)	13,397	$434,867
Accelerate Diagnostics, Inc. (a)	3,723	53,574
Acceleron Pharma, Inc. (a)	5,084	172,754
AcelRx Pharmaceuticals, Inc. (a)	6,998	18,825
Achillion Pharmaceuticals, Inc. (a)	17,165	133,887
Aclaris Therapeutics, Inc. (a)	273	5,042
Acorda Therapeutics, Inc. (a)	6,291	160,452
Acura Pharmaceuticals, Inc. (a)	3,204	5,927
Adamas Pharmaceuticals, Inc. (a)	2,439	36,926
Adamis Pharmaceuticals Corp. (a)	4,970	13,916
Aduro Biotech, Inc. (a)	520	5,881
Advaxis, Inc. (a)(b)	4,185	33,857
Adverum Biotechnologies, Inc. (a)	2,724	8,608
Aegerion Pharmaceuticals, Inc. (a)	4,608	6,866
Aerie Pharmaceuticals, Inc. (a)	4,225	74,360
Agenus, Inc. (a)	11,520	46,656
Agios Pharmaceuticals, Inc. (a)	3,858	161,631
Aimmune Therapeutics, Inc. (a)	856	9,262
Akebia Therapeutics, Inc. (a)	5,628	42,097
Akorn, Inc. (a)	12,104	344,782
Albany Molecular Research, Inc. (a)	4,097	55,064
Alder Biopharmaceuticals, Inc. (a)	6,378	159,259
Aldeyra Therapeutics, Inc. (a)(b)	2,978	16,945
Alimera Sciences, Inc. (a)	7,469	9,187
Alkermes PLC (a)	22,579	975,864
Alnylam Pharmaceuticals, Inc. (a)	11,123	617,215
AMAG Pharmaceuticals, Inc. (a)	5,495	131,440
Amicus Therapeutics, Inc. (a)	17,896	97,712
Amphastar Pharmaceuticals, Inc. (a)	5,565	89,708
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	11,484
Anavex Life Sciences Corp. (a)(b)	3,648	22,289
ANI Pharmaceuticals, Inc. (a)	1,215	67,821
Anthera Pharmaceuticals, Inc. (a)	5,522	17,063
Applied Genetic Technologies Corp. (a)	2,151	30,394
Apricus Biosciences, Inc. (a)	12,376	4,944
Aquinox Pharmaceuticals, Inc. (a)	895	5,925
Aratana Therapeutics, Inc. (a)	4,787	30,254
Arena Pharmaceuticals, Inc. (a)	36,143	61,805
Ariad Pharmaceuticals, Inc. (a)	28,457	210,297
ArQule, Inc. (a)	14,883	28,278
Array BioPharma, Inc. (a)	20,224	71,997
Arrowhead Pharmaceuticals, Inc. (a)(b)	9,457	50,311
Assembly Biosciences, Inc. (a)	2,704	15,007
Atara Biotherapeutics, Inc. (a)	2,508	56,455
Athersys, Inc. (a)(b)	16,987	36,862
AVEO Pharmaceuticals, Inc. (a)	13,305	12,787
Aviragen Therapeutics, Inc. (a)	9,180	12,852
Bio-Path Holdings, Inc. (a)	16,724	33,281
Bio-Techne Corp.	5,650	637,150
BioCryst Pharmaceuticals, Inc. (a)	10,728	30,468
BioDelivery Sciences International, Inc. (a)(b)	8,009	18,901
BioMarin Pharmaceutical, Inc. (a)	24,231	1,885,172
Biospecifics Technologies Corp. (a)	943	37,663
Biotime, Inc. (a)(b)	9,573	24,986
Bluebird Bio, Inc. (a)	5,386	233,160
Calithera Biosciences, Inc. (a)	2,540	9,423
Capricor Therapeutics, Inc. (a)	1,665	6,577
Cara Therapeutics, Inc. (a)	1,704	8,196
Carbylan Therapeutics, Inc. (a)	3,615	2,395
Cascadian Therapeutics, Inc. (a)	15,224	14,358
CASI Pharmaceuticals, Inc. (a)	7,740	9,056
Catalent, Inc. (a)	14,925	343,126
Catalyst Pharmaceutical, Inc. (a)	12,442	8,834
CEL-SCI Corp. (a)	21,543	9,910
Celator Pharmaceuticals, Inc. (a)	4,755	143,506
Celldex Therapeutics, Inc. (a)	14,541	63,835
Cellular Biomedicine Group, Inc. (a)(b)	1,597	19,148

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Cempra, Inc. (a)	6,547	$107,960
Cerus Corp. (a)	15,994	99,803
Charles River Laboratories International, Inc. (a)	7,089	584,417
Chiasma, Inc. (a)(b)	321	928
Chimerix, Inc. (a)	6,230	24,484
Cleveland BioLabs, Inc. (a)	2,800	7,896
Clovis Oncology, Inc. (a)	4,926	67,585
Coherus Biosciences, Inc. (a)	1,824	30,807
Collegium Pharmaceutical, Inc. (a)	1,959	23,214
Concert Pharmaceuticals, Inc. (a)	2,663	29,905
ContraVir Pharmaceuticals, Inc. (a)(b)	5,453	5,671
Corbus Pharmaceuticals Holdings, Inc. (a)	6,152	18,394
Corcept Therapeutics, Inc. (a)	12,029	65,678
CorMedix, Inc. (a)(b)	7,588	15,100
CTI BioPharma Corp. (a)	26,414	8,981
Cumberland Pharmaceuticals, Inc. (a)	4,500	20,250
Curis, Inc. (a)	19,155	29,882
Cytokinetics, Inc. (a)	6,535	62,017
CytomX Therapeutics, Inc. (a)	374	3,820
Cytori Therapeutics, Inc. (a)	2,594	5,421
CytRx Corp. (a)(b)	9,758	21,760
Depomed, Inc. (a)	9,157	179,660
Dermira, Inc. (a)	2,843	83,158
Dicerna Pharmaceuticals, Inc. (a)	2,670	8,010
Durect Corp. (a)	19,556	23,858
Dyax Corp.	21,860	24,265
Dynavax Technologies Corp. (a)	6,009	87,611
Eagle Pharmaceuticals, Inc. (a)	1,453	56,362
Edge Therapeutics, Inc. (a)	477	4,822
Editas Medicine, Inc. (a)(b)	911	22,228
Egalet Corp. (a)(b)	613	3,040
Eiger Biopharmaceuticals, Inc. (a)	304	6,025
Emergent Biosolutions, Inc. (a)	4,498	126,484
Enanta Pharmaceuticals, Inc. (a)	2,059	45,401
Endocyte, Inc. (a)	7,477	24,001
Enzo Biochem, Inc. (a)	8,028	47,927
Epizyme, Inc. (a)	6,286	64,369
Esperion Therapeutics, Inc. (a)	2,194	21,677
Exact Sciences Corp. (a)	14,395	176,339
Exelixis, Inc. (a)	30,516	238,330
Fate Therapeutics, Inc. (a)	4,030	6,851
Fibrocell Science, Inc. (a)	4,586	5,274
FibroGen, Inc. (a)	7,203	118,201
Five Prime Therapeutics, Inc. (a)	3,699	152,954
Flex Pharma, Inc. (a)	493	5,034
Flexion Therapeutics, Inc. (a)	1,752	26,219
Fortress Biotech, Inc. (a)	6,807	18,311
Foundation Medicine, Inc. (a)	2,028	37,842
Galena Biopharma, Inc. (a)(b)	27,712	12,917
Genocea Biosciences, Inc. (a)	3,917	16,060
Genomic Health, Inc. (a)	2,857	73,982
GenVec, Inc. (a)	8,267	4,735
Geron Corp. (a)	25,126	67,338
Global Blood Therapeutics, Inc. (a)	1,338	22,197
GTx, Inc. (a)	17,845	9,815
Halozyme Therapeutics, Inc. (a)	16,253	140,263
Harvard Bioscience, Inc. (a)	6,840	19,562
Heat Biologics, Inc. (a)	2,991	2,124
Hemispherx Biopharma, Inc. (a)	68,726	7,917
Heron Therapeutics, Inc. (a)	4,649	83,914
Histogenics Corp. (a)(b)	1,354	2,315
Horizon Pharma PLC (a)	21,184	348,900
iBio, Inc. (a)	21,015	15,131
Idera Pharmaceuticals, Inc. (a)(b)	15,546	23,785
Ignyta, Inc. (a)	3,804	20,618
Immune Design Corp. (a)	1,494	12,191
ImmunoGen, Inc. (a)	12,865	39,624

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Immunomedics, Inc. (a)(b)	17,696	$41,055
Impax Laboratories, Inc. (a)	9,869	284,425
INC Research Holdings, Inc., Class A (a)	6,070	231,449
Incyte Corp. (a)	25,424	2,033,412
Infinity Pharmaceuticals, Inc. (a)	7,013	9,327
Innoviva, Inc.	12,381	130,372
Inotek Pharmaceuticals Corp. (a)	1,292	9,612
Inovio Pharmaceuticals, Inc. (a)	10,866	100,402
Insmed, Inc. (a)	9,141	90,130
Insys Therapeutics, Inc. (a)(b)	3,557	46,028
Intercept Pharmaceuticals, Inc. (a)	2,543	362,835
Intrexon Corp. (a)(b)	7,312	179,948
Invitae Corp., (a)(b)	1,860	13,745
InVivo Therapeutics Holdings Corp. (a)	5,769	33,345
Ionis Pharmaceuticals, Inc. (a)	18,154	422,807
Ironwood Pharmaceuticals, Inc. (a)	19,090	249,602
IsoRay, Inc. (a)	15,938	13,866
Jazz Pharmaceuticals PLC (a)	9,029	1,275,888
Juniper Pharmaceuticals, Inc. (a)	2,517	17,644
Karyopharm Therapeutics, Inc. (a)	3,090	20,734
KemPharm, Inc. (a)	384	1,528
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	107,131
Kite Pharma, Inc. (a)	6,397	319,850
La Jolla Pharmaceutical Co. (a)	2,049	32,784
Lannett Co., Inc. (a)	4,175	99,323
Lexicon Pharmaceuticals, Inc. (a)	6,848	98,269
Ligand Pharmaceuticals, Inc., Class B (a)	2,712	323,460
Lion Biotechnologies, Inc. (a)	7,492	60,685
Loxo Oncology, Inc. (a)	1,133	26,263
Luminex Corp. (a)	5,868	118,710
MacroGenics, Inc. (a)	4,547	122,724
MannKind Corp. (a)(b)	39,844	46,219
Mast Therapeutics, Inc. (a)(b)	15,428	7,251
Medgenics, Inc. (a)	4,609	25,580
Medicines Co. (a)	10,582	355,873
MediciNova, Inc. (a)(b)	4,864	36,723
Medivation, Inc. (a)	24,662	1,487,119
MEI Pharma, Inc. (a)	8,459	11,504
Merrimack Pharmaceuticals, Inc. (a)	15,780	85,054
MiMedx Group, Inc. (a)	15,260	121,775
Minerva Neurosciences, Inc. (a)	1,890	19,297
Mirati Therapeutics, Inc. (a)	1,760	9,610
Momenta Pharmaceuticals, Inc. (a)	9,395	101,466
Myriad Genetics, Inc. (a)	10,099	309,029
NanoString Technologies, Inc. (a)	2,146	27,040
NantKwest, Inc. (a)	344	2,140
Nektar Therapeutics (a)	20,082	285,767
Neothetics, Inc. (a)(b)	1,616	1,584
Neuralstem, Inc. (a)(b)	17,361	5,052
Neurocrine Biosciences, Inc. (a)	11,665	530,174
NewLink Genetics Corp. (a)	3,137	35,323
Northwest Biotherapeutics, Inc. (a)	7,566	4,398
Novavax, Inc. (a)	39,656	288,299
Omeros Corp. (a)(b)	5,409	56,903
Oncocyte Corp. (a)	478	1,702
OncoMed Pharmaceuticals, Inc. (a)	2,147	26,430
Ophthotech Corp. (a)	4,138	211,162
OPKO Health, Inc. (a)(b)	47,499	443,641
Orexigen Therapeutics, Inc. (a)(b)	18,080	7,774
Organovo Holdings, Inc. (a)	12,913	48,036
Osiris Therapeutics, Inc. (a)	2,766	14,079
Otonomy, Inc. (a)	2,684	42,622
OvaScience, Inc. (a)	3,839	20,001
Pacific Biosciences of California, Inc. (a)	9,227	64,912
Pacira Pharmaceuticals, Inc. (a)	5,481	184,874
Pain Therapeutics, Inc. (a)	8,736	19,132
Palatin Technologies, Inc. (a)	23,498	10,372

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Paratek Pharmaceuticals, Inc. (a)	841	$11,698
PDL BioPharma, Inc.	23,556	73,966
Peregrine Pharmaceuticals, Inc. (a)	35,720	13,006
Pernix Therapeutics Holdings (a)(b)	7,631	3,419
Pfenex, Inc. (a)	2,551	21,352
PharmAthene, Inc. (a)	14,512	35,409
Portola Pharmaceuticals, Inc. (a)	8,510	200,836
PRA Health Sciences, Inc. (a)	4,511	188,379
Prestige Brands Holdings, Inc. (a)	7,922	438,879
Progenics Pharmaceuticals, Inc. (a)	10,933	46,137
Proteon Therapeutics, Inc. (a)	1,374	11,033
Prothena Corp. PLC (a)	4,746	165,920
Provectus Biopharmaceuticals, Inc. (a)	14,312	5,295
pSivida Corp. (a)	6,822	19,306
PTC Therapeutics, Inc. (a)	4,711	33,071
Puma Biotechnology, Inc. (a)	3,236	96,400
Quintiles Transnational Holdings, Inc. (a)	13,920	909,254
Radius Health, Inc. (a)	5,022	184,558
Raptor Pharmaceutical Corp. (a)	13,164	70,691
Recro Pharma, Inc. (a)(b)	1,103	8,769
REGENXBIO, Inc. (a)	450	3,600
Regulus Therapeutics, Inc. (a)	4,368	12,624
Relypsa, Inc. (a)(b)	4,515	83,528
Rennova Health, Inc. (a)	782	493
Repligen Corp. (a)	5,025	137,484
Repros Therapeutics, Inc. (a)	4,528	7,290
Retrophin, Inc. (a)	4,674	83,244
Revance Therapeutics, Inc. (a)	2,714	36,910
Rexahn Pharmaceuticals, Inc. (a)	44,878	11,273
Rigel Pharmaceuticals, Inc. (a)	16,778	37,415
Sage Therapeutics, Inc. (a)	2,623	79,031
Sagent Pharmaceuticals, Inc. (a)	3,816	57,164
Sangamo Biosciences, Inc. (a)	10,912	63,180
Sarepta Therapeutics, Inc. (a)(b)	5,742	109,500
Sciclone Pharmaceuticals, Inc. (a)	8,444	110,279
Seattle Genetics, Inc. (a)	16,241	656,299
Sequenom, Inc. (a)(b)	22,329	20,402
Seres Therapeutics, Inc. (a)	684	19,870
Sorrento Therapeutics, Inc. (a)	3,786	21,202
Spectrum Pharmaceuticals, Inc. (a)	9,945	65,339
StemCells, Inc. (a)(b)	2,213	891
Stemline Therapeutics, Inc. (a)	3,075	20,818
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	34,907
Sunesis Pharmaceuticals, Inc. (a)	14,059	7,700
Supernus Pharmaceuticals, Inc. (a)	5,391	109,815
Synergy Pharmaceuticals, Inc. (a)	26,838	101,984
Synta Pharmaceuticals Corp. (a)	19,557	5,089
Synthetic Biologics, Inc. (a)(b)	13,497	24,295
Teligent, Inc. (a)	6,994	49,937
Tenax Therapeutics, Inc. (a)	1,873	4,795
Tetraphase Pharmaceuticals, Inc. (a)	6,125	26,338
TG Therapeutics, Inc. (a)	6,103	36,984
TherapeuticsMD, Inc. (a)	21,220	180,370
Theravance Biopharma, Inc. (a)(b)	3,971	90,102
Threshold Pharmaceuticals, Inc. (a)	10,962	6,965
Titan Pharmaceuticals, Inc. (a)(b)	1,364	7,461
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	8,193
Tonix Pharmaceuticals Holding Corp. (a)	1,554	3,092
Tracon Pharmaceuticals, Inc. (a)	1,428	6,255
Trevena, Inc. (a)	5,222	32,899
Trovagene, Inc. (a)(b)	5,524	25,024
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,133	251,055
United Therapeutics Corp. (a)	6,632	702,461
Vanda Pharmaceuticals, Inc. (a)	6,494	72,668
Verastem, Inc. (a)	5,333	6,933
Versartis, Inc. (a)	3,367	37,239

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Vical, Inc. (a)	2,976	$13,481
Vitae Pharmaceuticals, Inc. (a)	2,075	22,389
Vital Therapies, Inc. (a)(b)	3,761	23,318
Vivus, Inc. (a)	17,507	19,608
Voyager Therapeutics, Inc. (a)	286	3,143
WaVe Life Sciences Pte Ltd. (a)	438	9,062
Windtree Therapeutics, Inc. (a)	2,806	5,416
Xencor, Inc. (a)	5,212	98,976
XenoPort, Inc. (a)	9,305	65,507
XOMA Corp. (a)	21,795	12,016
ZIOPHARM Oncology, Inc. (a)(b)	18,936	103,959
Zogenix, Inc. (a)	2,100	16,905

		30,206,973
Real Estate Investment & Services — 1.7%
AG Mortgage Investment Trust, Inc.	5,690	82,164
Alexander & Baldwin, Inc.	6,845	247,378
Altisource Portfolio Solutions SA (a)	1,818	50,613
American Realty Investors, Inc. (a)	1,631	11,058
AV Homes, Inc. (a)	2,544	31,088
BBX Capital Corp., Class A (a)	993	15,262
Black Knight Financial Services, Inc., Class A (a)	2,887	108,551
CareTrust REIT, Inc.	8,513	117,309
Chimera Investment Corp.	28,664	450,025
Columbia Property Trust, Inc.	18,995	406,493
Communications Sales & Leasing, Inc.	18,455	533,349
Consolidated-Tomoka Land Co.	1,260	59,812
Dynex Capital, Inc.	8,841	61,357
Forest City Realty Trust, Inc., Class A	33,228	741,317
Forestar Group, Inc. (a)	5,654	67,226
Gaming and Leisure Properties, Inc.	28,470	981,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,400	116,640
HFF, Inc., Class A	5,216	150,638
Howard Hughes Corp. (a)	5,306	606,582
InfraREIT, Inc.	3,898	68,371
Jones Lang LaSalle, Inc.	6,780	660,711
Kennedy-Wilson Holdings, Inc.	14,339	271,867
Marcus & Millichap, Inc. (a)	2,234	56,766
Maui Land & Pineapple Co., Inc. (a)	5,106	36,865
Monogram Residential Trust, Inc.	26,236	267,870
Nationstar Mortgage Holdings, Inc. (a)	5,990	67,447
Paramount Group, Inc.	25,617	408,335
QTS Realty Trust, Inc., Class A	6,955	389,341
RE/MAX Holdings, Inc., Class A	2,929	117,921
Realogy Holdings Corp. (a)	22,355	648,742
Reis, Inc.	1,837	45,741
Rexford Industrial Realty, Inc.	9,563	201,684
Select Income REIT	9,326	242,383
St. Joe Co. (a)	10,898	193,113
STORE Capital Corp.	22,639	666,719
Tejon Ranch Co. (a)	2,659	62,859
Whitestone REIT	3,760	56,701
Xenia Hotels & Resorts, Inc.	16,431	275,712
Zillow Group, Inc., Class A (a)(b)	6,601	241,927
Zillow Group, Inc., Class C (a)(b)	15,637	567,310

		10,386,893
Real Estate Investment Trusts (REITs) — 9.4%
Acadia Realty Trust	10,118	359,391
Agree Realty Corp.	3,375	162,810
Alexander’s, Inc.	587	240,218
Alexandria Real Estate Equities, Inc.	10,779	1,115,842
Altisource Residential Corp.	9,073	83,381
American Assets Trust, Inc.	5,923	251,372
American Campus Communities, Inc.	19,566	1,034,454
American Capital Agency Corp.	49,652	984,103

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Capital Mortgage Investment Corp.	8,007	$126,431
American Homes 4 Rent, Class A	26,397	540,611
Annaly Capital Management, Inc.	138,535	1,533,582
Anworth Mortgage Asset Corp.	16,369	76,934
Apollo Commercial Real Estate Finance, Inc.	10,045	161,423
Apollo Residential Mortgage, Inc.	6,308	84,527
Apple Hospitality REIT, Inc.	24,383	458,644
Arbor Realty Trust, Inc.	9,585	68,916
Ares Commercial Real Estate Corp.	3,980	48,914
Arlington Asset Investment Corp.	1,883	24,498
Armada Hoffler Properties, Inc.	4,463	61,322
ARMOUR Residential REIT, Inc.	5,832	116,640
Ashford Hospitality Prime, Inc.	4,229	59,798
Ashford Hospitality Trust, Inc.	13,385	71,877
Blackstone Mortgage Trust, Inc., Class A	13,669	378,221
Bluerock Residential Growth REIT, Inc.	3,607	46,891
Brandywine Realty Trust	26,057	437,758
Brixmor Property Group, Inc.	30,860	816,556
BRT Realty Trust (a)	3,601	25,747
Camden Property Trust	12,927	1,143,005
Capstead Mortgage Corp.	13,401	129,990
Care Capital Properties, Inc.	13,061	342,329
Catchmark Timber Trust, Inc.	4,936	60,318
CBL & Associates Properties, Inc.	21,754	202,530
Cedar Realty Trust, Inc.	12,109	89,970
Chatham Lodging Trust	6,442	141,595
Chesapeake Lodging Trust	8,980	208,785
CIM Commercial Trust Corp.	2,730	44,335
Colony Capital, Inc., Class A	16,809	258,018
Colony Starwood Homes	6,388	194,323
Condor Hospitality Trust, Inc. (a)	985	1,517
CorEnergy Infrastructure Trust, Inc.	1,780	51,353
Coresite Realty Corp.	4,664	413,650
Corporate Office Properties Trust	13,663	404,015
Cousins Properties, Inc.	30,507	317,273
CubeSmart	25,770	795,778
CyrusOne, Inc.	10,460	582,204
CYS Investments, Inc.	22,334	186,936
DCT Industrial Trust, Inc.	13,433	645,321
DDR Corp.	45,849	831,701
DiamondRock Hospitality Co.	28,628	258,511
Douglas Emmett, Inc.	21,078	748,691
Duke Realty Corp.	51,778	1,380,401
DuPont Fabros Technology, Inc.	11,019	523,843
Easterly Government Properties, Inc.	3,072	60,611
EastGroup Properties, Inc.	4,658	321,029
Education Realty Trust, Inc.	9,417	434,500
Empire State Realty Trust, Inc., Class A	18,394	349,302
EPR Properties	9,040	729,347
Equity Commonwealth (a)	18,933	551,518
Equity Lifestyle Properties, Inc.	11,946	956,277
Equity One, Inc.	13,460	433,143
FelCor Lodging Trust, Inc.	19,873	123,809
First Industrial Realty Trust, Inc.	16,146	449,182
First Potomac Realty Trust	9,864	90,749
Franklin Street Properties Corp.	13,397	164,381
Geo Group, Inc.	10,865	371,366
Getty Realty Corp.	4,972	106,649
Gladstone Commercial Corp.	3,875	65,449
Global Net Lease, Inc.	24,902	197,971
Government Properties Income Trust	8,160	188,170
Gramercy Property Trust	64,138	591,352
Hatteras Financial Corp.	12,951	212,396
Healthcare Realty Trust, Inc.	15,200	531,848
Healthcare Trust of America, Inc., Class A	20,339	657,763
Hersha Hospitality Trust	7,268	124,646
Highwoods Properties, Inc.	14,290	754,512

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust	22,162	$638,266
Hudson Pacific Properties, Inc.	13,128	383,075
Independence Realty Trust, Inc.	7,288	59,616
Invesco Mortgage Capital, Inc.	17,973	246,050
Investors Real Estate Trust	19,805	128,138
iStar, Inc. (a)	13,163	126,233
Kilroy Realty Corp.	13,909	922,028
Kite Realty Group Trust	12,411	347,880
LaSalle Hotel Properties	17,528	413,310
Lexington Realty Trust	31,494	318,404
Liberty Property Trust	21,777	864,982
LTC Properties, Inc.	5,446	281,722
Mack-Cali Realty Corp.	13,694	369,738
Medical Properties Trust, Inc.	34,243	520,836
MFA Financial, Inc.	57,166	415,597
Mid-America Apartment Communities, Inc.	11,286	1,200,830
Monmouth Real Estate Investment Corp., Class A	10,718	142,121
National Health Investors, Inc.	5,116	384,160
National Retail Properties, Inc.	21,480	1,110,946
National Storage Affiliates Trust	4,267	88,839
New Residential Investment Corp.	34,896	482,961
New Senior Investment Group, Inc.	13,583	145,066
New York Mortgage Trust, Inc.	18,994	115,863
New York REIT, Inc.	25,678	237,522
Newcastle Investment Corp.	11,272	51,738
NexPoint Residential Trust, Inc.	3,178	57,840
NorthStar Realty Europe Corp.	10,974	101,510
NorthStar Realty Finance Corp.	27,321	312,279
Omega Healthcare Investors, Inc.	24,620	835,849
One Liberty Properties, Inc.	2,409	57,455
Parkway Properties, Inc.	12,106	202,533
Pebblebrook Hotel Trust	10,510	275,887
Pennsylvania Real Estate Investment Trust	10,348	221,965
PennyMac Mortgage Investment Trust (c)	10,450	169,604
Physicians Realty Trust	20,078	421,839
Piedmont Office Realty Trust, Inc., Class A	21,034	453,072
Post Properties, Inc.	8,146	497,313
Potlatch Corp.	6,073	207,089
Preferred Apartment Communities, Inc.	4,287	63,105
PS Business Parks, Inc.	2,790	295,963
RAIT Financial Trust	12,466	39,019
Ramco-Gershenson Properties Trust	12,330	241,791
Rayonier, Inc.	18,797	493,233
Redwood Trust, Inc.	12,292	169,753
Regency Centers Corp.	14,569	1,219,862
Resource Capital Corp.	5,570	71,630
Retail Opportunity Investments Corp.	14,615	316,707
Retail Properties of America, Inc., Class A	35,413	598,480
RLJ Lodging Trust	18,720	401,544
RMR Group, Inc., Class A	1,008	31,218
Rouse Properties, Inc.	6,090	111,143
Sabra Health Care REIT, Inc.	9,890	204,080
Saul Centers, Inc.	2,059	127,061
Senior Housing Properties Trust	35,010	729,258
Seritage Growth Properties	2,183	108,801
Silver Bay Realty Trust Corp.	6,204	105,654
Sovran Self Storage, Inc.	6,889	722,794
Spirit Realty Capital, Inc.	71,654	915,022
STAG Industrial, Inc.	10,717	255,172
Starwood Property Trust, Inc.	36,066	747,288
Summit Hotel Properties, Inc.	12,562	166,321
Sun Communities, Inc.	9,621	737,353
Sunstone Hotel Investors, Inc.	31,374	378,684
Tanger Factory Outlet Centers, Inc.	13,947	560,390
Taubman Centers, Inc.	9,078	673,588
Terreno Realty Corp.	7,115	184,065
Tier REIT, Inc.	7,404	113,503

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	54,500	$466,520
UMH Properties, Inc.	4,588	51,615
United Development Funding IV (b)	6,320	20,224
Universal Health Realty Income Trust	1,725	98,636
Urban Edge Properties	14,359	428,760
Urstadt Biddle Properties, Inc., Class A	3,630	89,951
VEREIT, Inc.	137,005	1,389,231
Walter Investment Management Corp. (a)(b)	5,793	15,989
Washington Real Estate Investment Trust	9,975	313,813
Weingarten Realty Investors	17,240	703,737
Western Asset Mortgage Capital Corp.	7,954	74,688
WP Carey, Inc.	14,708	1,021,029
WP Glimcher, Inc.	27,493	307,647

		57,367,701
Software & Computer Services — 7.1%
2U, Inc. (a)	4,418	129,933
A10 Networks, Inc. (a)	6,913	44,727
ACI Worldwide, Inc. (a)	17,713	345,581
Actua Corp. (a)	6,343	57,277
Allscripts Healthcare Solutions, Inc. (a)	28,232	358,546
American Software, Inc., Class A	5,062	53,050
Angie’s List, Inc. (a)	7,272	47,341
ANSYS, Inc. (a)	13,241	1,201,621
Arista Networks, Inc. (a)	5,223	336,257
Aspen Technology, Inc. (a)	12,618	507,748
athenahealth, Inc. (a)	5,889	812,741
Barracuda Networks, Inc. (a)	3,575	54,125
Benefitfocus, Inc. (a)	1,942	74,029
Blackbaud, Inc.	6,883	467,356
Blucora, Inc. (a)	6,758	70,013
Boingo Wireless, Inc. (a)	5,309	47,356
Bottomline Technologies, Inc. (a)	6,070	130,687
Box, Inc., Class A (a)(b)	5,636	58,276
Brightcove, Inc. (a)	5,883	51,770
BroadSoft, Inc. (a)	4,650	190,789
CACI International, Inc., Class A (a)	3,542	320,232
Cadence Design Systems, Inc. (a)	44,902	1,091,119
Calix, Inc. (a)	7,426	51,314
Callidus Software, Inc. (a)	9,011	180,040
Castlight Health, Inc. (a)	9,141	36,198
CDW Corp.	21,887	877,231
ChannelAdvisor Corp. (a)	3,748	54,308
Ciber, Inc. (a)	11,476	17,214
Cogent Communications Group, Inc.	6,326	253,420
CommVault Systems, Inc. (a)	6,399	276,373
Computer Programs & Systems, Inc.	1,686	67,305
Computer Sciences Corp.	20,994	1,042,352
Computer Task Group, Inc.	2,432	12,087
Cornerstone OnDemand, Inc. (a)	7,517	286,097
Covisint Corp. (a)	8,788	19,158
CSG Systems International, Inc.	4,927	198,607
Cvent, Inc. (a)	3,881	138,629
Datalink Corp. (a)	3,557	26,677
Demandware, Inc. (a)	5,110	382,739
Determine, Inc. (a)	2,985	4,537
DeVry Education Group, Inc.	7,969	142,167
Digimarc Corp. (a)	1,549	49,506
DST Systems, Inc.	4,633	539,420
Ebix, Inc.	3,961	189,732
eGain Corp. (a)	1,227	3,460
Ellie Mae, Inc. (a)	4,520	414,258
Endurance International Group Holdings, Inc. (a)	9,536	85,729
Envestnet, Inc. (a)	5,451	181,573
EPAM Systems, Inc. (a)	6,180	397,436
EPIQ Systems, Inc.	5,356	78,198
Evolving Systems, Inc.	2,275	11,762

Common Stocks	Shares	Value
Software & Computer Services (continued)
Fair Isaac Corp.	4,603	$520,185
FalconStor Software, Inc. (a)	12,659	13,292
FireEye, Inc. (a)	21,090	347,352
Five9, Inc. (a)	3,880	46,172
Forrester Research, Inc.	1,630	60,082
Fortinet, Inc. (a)	21,569	681,365
Gartner, Inc. (a)	12,310	1,199,117
Gigamon, Inc. (a)	4,348	162,572
GoDaddy, Inc., Class A (a)	6,373	198,774
Gogo, Inc. (a)(b)	7,304	61,281
Great Elm Capital Group, Inc. (a)	1,986	13,088
GSE Systems, Inc. (a)	5,963	13,297
Guidance Software, Inc. (a)	4,351	26,933
Guidewire Software, Inc. (a)	10,574	653,050
Hackett Group, Inc.	4,211	58,407
Hortonworks, Inc. (a)	2,556	27,324
HubSpot, Inc. (a)	1,623	70,471
IAC/InterActiveCorp	11,345	638,723
Immersion Corp. (a)	5,072	37,228
IMS Health Holdings, Inc. (a)	21,740	551,326
Infoblox, Inc. (a)	8,169	153,250
Innodata, Inc. (a)	6,741	16,515
Interactive Intelligence Group, Inc. (a)	2,898	118,789
Internap Corp. (a)	9,211	18,975
IntraLinks Holdings, Inc. (a)	6,886	44,759
j2 Global, Inc.	6,782	428,419
Jive Software, Inc. (a)	9,460	35,570
KEYW Holding Corp. (a)	6,373	63,348
Leidos Holdings, Inc.	9,689	463,812
Limelight Networks, Inc. (a)	11,498	17,132
LivePerson, Inc. (a)	8,346	52,914
LogMeIn, Inc. (a)	3,829	242,873
LookSmart Group, Inc. (a)	6,321	855
Manhattan Associates, Inc. (a)	10,859	696,388
Marketo, Inc. (a)	5,810	202,304
Mastech Holdings, Inc. (a)	1,020	6,783
Match Group, Inc. (a)(b)	5,754	86,742
Medidata Solutions, Inc. (a)	8,309	389,443
MeetMe, Inc. (a)	2,854	15,212
Mentor Graphics Corp.	14,365	305,400
MicroStrategy, Inc., Class A (a)	1,413	247,303
MobileIron, Inc. (a)	8,172	24,925
Model N, Inc. (a)	4,111	54,882
Monotype Imaging Holdings, Inc.	6,127	150,908
Netscout Systems, Inc. (a)	14,675	326,519
NetSuite, Inc. (a)	5,625	409,500
New Relic, Inc. (a)	2,948	86,612
NIC, Inc.	9,058	198,732
Nuance Communications, Inc. (a)	33,356	521,354
Palo Alto Networks, Inc. (a)	11,385	1,396,256
Paycom Software, Inc. (a)	5,627	243,143
PC-Tel, Inc.	4,538	21,374
PDF Solutions, Inc. (a)	4,645	64,984
Pegasystems, Inc.	5,608	151,136
Perficient, Inc. (a)	5,910	120,032
Premier, Inc., Class A (a)	6,675	218,272
Progress Software Corp. (a)	7,757	213,007
Proofpoint, Inc. (a)	6,101	384,912
PROS Holdings, Inc. (a)	4,092	71,324
PTC, Inc. (a)	16,936	636,455
Q2 Holdings, Inc. (a)	3,374	94,539
QAD, Inc., Class A	906	17,459
QAD, Inc., Class B	1,021	17,663
QLIK Technologies, Inc. (a)	13,774	407,435
Quality Systems, Inc.	6,990	83,251
Qualys, Inc. (a)	3,823	113,964
Rackspace Hosting, Inc. (a)	16,926	353,076

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
RealPage, Inc. (a)	7,873	$175,804
Rightside Group Ltd. (a)	2,809	29,888
RigNet, Inc. (a)	2,435	32,605
RingCentral, Inc., Class A (a)	8,920	175,902
Rocket Fuel, Inc. (a)(b)	5,595	12,421
Rosetta Stone, Inc. (a)	3,678	28,504
Rovi Corp. (a)	12,141	189,885
Science Applications International Corp.	6,113	356,693
SciQuest, Inc. (a)	4,688	82,790
ServiceNow, Inc. (a)	22,483	1,492,871
Shutterstock, Inc. (a)	2,987	136,805
Silver Spring Networks, Inc. (a)	5,785	70,288
Smith Micro Software, Inc. (a)	12,346	7,305
SoftBrands, Inc. (a)	114	—
Splunk, Inc. (a)	19,416	1,051,959
SPS Commerce, Inc. (a)	2,618	158,651
Square, Inc., Class A (a)	4,661	42,182
SS&C Technologies Holdings, Inc.	24,220	680,098
Support.com, Inc. (a)	17,347	14,589
Synchronoss Technologies, Inc. (a)	6,000	191,160
Synopsys, Inc. (a)	22,657	1,225,291
Syntel, Inc. (a)	4,722	213,718
Tableau Software, Inc., Class A (a)	7,967	389,746
Tangoe, Inc. (a)	6,350	49,022
TeleNav, Inc. (a)	5,854	29,855
Twitter, Inc. (a)	89,194	1,508,270
Tyler Technologies, Inc. (a)	4,853	809,044
Ultimate Software Group, Inc. (a)	4,299	904,037
Unisys Corp. (a)	7,423	54,039
United Online, Inc. (a)	2,616	28,776
Vantiv, Inc., Class A (a)	23,521	1,331,289
Varonis Systems, Inc. (a)	2,808	67,448
VASCO Data Security International, Inc. (a)	4,683	76,754
Vectrus, Inc. (a)	1,852	52,763
Veeva Systems, Inc., Class A (a)	14,382	490,714
Verint Systems, Inc. (a)	9,128	302,411
VirnetX Holding Corp. (a)(b)	6,877	27,508
Virtusa Corp. (a)	4,107	118,610
VMware, Inc., Class A (a)	11,522	659,289
Voltari Corp. (a)(b)	1,272	4,605
Web.com Group, Inc. (a)	8,012	145,658
Workday, Inc., Class A (a)	17,626	1,316,133
Workiva, Inc. (a)	3,410	46,581
Xura, Inc. (a)	3,640	88,925
Zendesk, Inc. (a)	8,667	228,635
Zix Corp. (a)	10,588	39,705
Zynga, Inc., Class A (a)	116,831	290,909

		43,266,775
Support Services — 4.6%
ABM Industries, Inc.	8,327	303,769
Acacia Research Corp.	8,239	36,252
Advisory Board Co. (a)	6,250	221,187
AM Castle & Co. (a)	3,838	6,294
Amdocs Ltd.	22,361	1,290,677
AMN Healthcare Services, Inc. (a)	7,153	285,905
Applied Industrial Technologies, Inc.	5,724	258,381
ARC Document Solutions, Inc. (a)	6,901	26,845
Barnes Group, Inc.	7,338	243,035
Barrett Business Services, Inc.	1,189	49,129
Bazaarvoice, Inc. (a)	12,100	48,521
Black Box Corp.	2,668	34,897
Booz Allen Hamilton Holding Corp.	18,929	561,056
Brink’s Co.	7,067	201,339
Broadridge Financial Solutions, Inc.	17,839	1,163,103
Cardtronics, Inc. (a)	6,774	269,673
Cartesian, Inc. (a)	2,116	2,116

Common Stocks	Shares	Value
Support Services (continued)
Casella Waste Systems, Inc. (a)	7,582	$59,519
Cass Information Systems, Inc.	1,314	67,934
CBIZ, Inc. (a)	7,954	82,801
CDI Corp.	1,891	11,535
CEB, Inc.	4,960	305,933
Cenveo, Inc. (a)	14,736	12,023
Clean Harbors, Inc. (a)	7,847	408,907
Comfort Systems USA, Inc.	5,684	185,128
Convergys Corp.	14,425	360,625
CoreLogic, Inc. (a)	13,014	500,779
Corrections Corp. of America	17,287	605,391
CoStar Group, Inc. (a)	4,952	1,082,804
CRA International, Inc. (a)	1,964	49,532
Crawford & Co., Class B	4,806	40,803
Cross Country Healthcare, Inc. (a)	5,168	71,939
Deluxe Corp.	7,253	481,382
DHI Group, Inc. (a)	7,060	43,984
DigitalGlobe, Inc. (a)	8,747	187,098
DXP Enterprises, Inc. (a)	1,896	28,307
Ennis, Inc.	3,906	74,917
Essendant, Inc.	5,328	162,824
Euronet Worldwide, Inc. (a)	7,608	526,398
Everi Holdings, Inc. (a)	10,402	11,962
EVERTEC, Inc.	10,201	158,524
ExamWorks Group, Inc. (a)	6,007	209,344
ExlService Holdings, Inc. (a)	5,026	263,413
ExOne Co. (a)	1,784	18,857
Exponent, Inc.	3,885	226,923
First Data Corp., Class A (a)	27,590	305,421
FleetCor Technologies, Inc. (a)	11,639	1,665,890
Franklin Covey Co. (a)	2,677	41,038
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	254,616
G&K Services, Inc., Class A	2,985	228,561
Genpact Ltd. (a)	22,806	612,113
GP Strategies Corp. (a)	2,813	61,014
HD Supply Holdings, Inc. (a)	27,167	945,955
Heidrick & Struggles International, Inc.	2,753	46,471
Heritage-Crystal Clean, Inc. (a)	3,226	39,389
Higher One Holdings, Inc. (a)	7,183	36,705
Hudson Global, Inc.	7,493	14,761
Huron Consulting Group, Inc. (a)	3,442	207,966
ICF International, Inc. (a)	3,065	125,358
Imperva, Inc. (a)	4,008	172,384
InnerWorkings, Inc. (a)	7,279	60,197
Inovalon Holdings, Inc., Class A (a)(b)	7,229	130,194
Insperity, Inc.	2,406	185,815
Jack Henry & Associates, Inc.	11,869	1,035,808
Kaman Corp.	3,995	169,867
Kelly Services, Inc., Class A	4,059	76,999
Kforce, Inc.	3,944	66,614
Korn/Ferry International	7,608	157,486
LifeLock, Inc. (a)	13,189	208,518
LinkedIn Corp., Class A (a)	17,612	3,333,071
Lionbridge Technologies, Inc. (a)	10,173	40,183
ManpowerGroup, Inc.	10,664	686,122
MAXIMUS, Inc.	9,617	532,493
McGrath RentCorp	3,244	99,234
Mistras Group, Inc. (a)	2,701	64,473
Mobile Mini, Inc.	6,403	221,800
ModusLink Global Solutions, Inc. (a)	9,568	11,769
Monster Worldwide, Inc. (a)	14,709	35,155
MSC Industrial Direct Co., Inc., Class A	7,144	504,081
Navigant Consulting, Inc. (a)	7,309	118,040
NeuStar, Inc., Class A (a)	7,934	186,528
Odyssey Marine Exploration, Inc. (a)(b)	2,444	4,937
On Assignment, Inc. (a)	7,077	261,495

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
Park-Ohio Holdings Corp.	1,321	$37,358
Perma-Fix Environmental Services (a)	4,810	24,483
Planet Payment, Inc. (a)	9,438	42,377
Power Solutions International, Inc. (a)(b)	815	14,548
Press Ganey Holdings, Inc. (a)	1,307	51,430
PRGX Global, Inc. (a)	6,115	31,920
Quad/Graphics, Inc.	3,486	81,189
Quest Resource Holding Corp. (a)	17,930	5,200
Resources Connection, Inc.	5,694	84,157
RPX Corp. (a)	8,380	76,845
RR Donnelley & Sons Co.	30,792	521,001
Schnitzer Steel Industries, Inc., Class A	4,015	70,664
ServiceSource International, Inc. (a)	10,518	42,388
Sharps Compliance Corp. (a)	3,499	15,361
StarTek, Inc. (a)	3,340	14,596
Sykes Enterprises, Inc. (a)	5,857	169,619
Team, Inc. (a)	4,703	116,775
TeleTech Holdings, Inc.	2,549	69,154
Tetra Tech, Inc.	8,381	257,674
TransUnion (a)	10,341	345,803
TriNet Group, Inc. (a)	6,322	131,434
TrueBlue, Inc. (a)	6,460	122,223
U.S. Ecology, Inc.	3,348	153,841
UniFirst Corp.	2,249	260,254
Universal Technical Institute, Inc.	3,377	7,632
Viad Corp.	3,107	96,317
WageWorks, Inc. (a)	5,411	323,632
WEX, Inc. (a)	5,676	503,291

		27,861,452
Technology Hardware & Equipment — 3.9%
3D Systems Corp. (a)(b)	15,956	218,438
ADTRAN, Inc.	7,492	139,726
Advanced Energy Industries, Inc. (a)	6,210	235,732
Advanced Micro Devices, Inc. (a)	94,030	483,314
Agilysys, Inc. (a)	3,119	32,656
Amkor Technology, Inc. (a)	14,118	81,178
Amtech Systems, Inc. (a)	2,148	12,824
Applied Micro Circuits Corp. (a)	12,769	81,977
Applied Optoelectronics, Inc. (a)(b)	2,758	30,752
ARRIS International PLC (a)	27,030	566,549
Axcelis Technologies, Inc. (a)	19,244	51,766
Brocade Communications Systems, Inc.	71,037	652,120
Brooks Automation, Inc.	9,688	108,699
Cabot Microelectronics Corp.	3,590	152,001
CalAmp Corp. (a)	5,908	87,497
Cavium, Inc. (a)	8,256	318,682
CEVA, Inc. (a)	3,467	94,198
Ciena Corp. (a)	19,544	366,450
Cirrus Logic, Inc. (a)	9,403	364,742
Clearfield, Inc. (a)(b)	2,370	42,399
Cohu, Inc.	4,081	44,279
CommScope Holding Co., Inc. (a)	22,077	685,049
Comtech Telecommunications Corp.	2,512	32,254
Concurrent Computer Corp.	3,805	19,862
Cray, Inc. (a)	6,048	180,956
Cree, Inc. (a)	14,947	365,305
Cypress Semiconductor Corp.	46,389	489,404
Dataram Corp. (a)	893	540
Diebold, Inc.	9,376	232,806
Digi International, Inc. (a)	4,719	50,635
Diodes, Inc. (a)	5,690	106,915
DSP Group, Inc. (a)	4,564	48,424
Dycom Industries, Inc. (a)	4,935	442,966
EchoStar Corp., Class A (a)	6,431	255,311
Electronics for Imaging, Inc. (a)	7,109	305,971
Emcore Corp. (a)	4,624	27,467

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Entegris, Inc. (a)	20,712	$299,703
ePlus, Inc. (a)	966	79,009
Exar Corp. (a)	7,831	63,040
Extreme Networks, Inc. (a)	15,559	52,745
Fairchild Semiconductor International, Inc. (a)	16,610	329,708
Finisar Corp. (a)	15,714	275,152
FormFactor, Inc. (a)	8,934	80,317
GigPeak, Inc. (a)	3,517	6,893
GSI Technology, Inc. (a)	4,254	17,739
Harmonic, Inc. (a)	14,595	41,596
Hutchinson Technology, Inc. (a)	7,004	23,744
ID Systems, Inc. (a)	3,541	17,032
Identiv, Inc. (a)	3,365	6,023
Infinera Corp. (a)	20,931	236,102
Ingram Micro, Inc., Class A	22,024	765,995
Inphi Corp. (a)	5,391	172,674
Insight Enterprises, Inc. (a)	5,507	143,182
Integrated Device Technology, Inc. (a)	19,885	400,285
InterDigital, Inc.	5,293	294,714
Intersil Corp., Class A	18,742	253,767
Intra-Cellular Therapies, Inc. (a)	4,559	176,980
InvenSense, Inc. (a)	12,074	74,014
Ixia (a)	9,113	89,490
IXYS Corp.	3,911	40,088
Kopin Corp. (a)	11,813	26,225
Kulicke & Soffa Industries, Inc. (a)	10,388	126,422
KVH Industries, Inc. (a)	2,945	22,676
Lantronix, Inc. (a)	9,095	8,822
Lattice Semiconductor Corp. (a)	17,195	91,993
Lexmark International, Inc., Class A	8,961	338,278
Loral Space & Communications, Inc. (a)	1,784	62,922
LRAD Corp.	8,678	15,534
Lumentum Holdings, Inc. (a)	7,236	175,111
Marvell Technology Group Ltd.	69,881	665,966
Maxim Integrated Products, Inc.	42,897	1,530,994
MaxLinear, Inc., Class A (a)	8,148	146,501
Mercury Systems, Inc. (a)	5,217	129,695
Microsemi Corp. (a)	17,128	559,743
MKS Instruments, Inc.	7,749	333,672
Monolithic Power Systems, Inc.	5,291	361,481
MoSys, Inc. (a)	14,659	5,937
Nanometrics, Inc. (a)	4,363	90,707
NCR Corp. (a)	18,586	516,133
Neonode, Inc. (a)	2,930	4,278
NeoPhotonics Corp. (a)	4,199	40,016
NETGEAR, Inc. (a)	4,686	222,772
Nimble Storage, Inc. (a)	7,733	61,555
Oclaro, Inc. (a)	16,359	79,832
ON Semiconductor Corp. (a)	60,825	536,476
Optical Cable Corp.	1,750	3,885
PAR Technology Corp. (a)	3,332	15,960
ParkerVision, Inc. (a)(b)	1,706	5,357
PC Connection, Inc.	2,523	60,047
Pendrell Corp. (a)	28,997	14,629
Photronics, Inc. (a)	9,668	86,142
Pixelworks, Inc. (a)	5,286	9,726
Plantronics, Inc.	5,004	220,176
Polycom, Inc. (a)	19,912	224,010
Power Integrations, Inc.	4,157	208,141
Pure Storage, Inc., Class A (a)	9,124	99,452
QLogic Corp. (a)	12,388	182,599
Quantum Corp. (a)	45,364	19,053
QuickLogic Corp. (a)	9,826	9,531
Qumu Corp. (a)	2,149	9,542
Rambus, Inc. (a)	17,314	209,153
Rudolph Technologies, Inc. (a)	5,365	83,318
ScanSource, Inc. (a)	4,115	152,708

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Seachange International, Inc. (a)	7,106	$22,668
Semtech Corp. (a)	9,792	233,637
ShoreTel, Inc. (a)	10,755	71,951
Sigma Designs, Inc. (a)	6,054	38,927
Silicon Graphics International Corp. (a)	5,817	29,259
Silicon Laboratories, Inc. (a)	5,746	280,060
Sonic Foundry, Inc. (a)	2,214	13,705
Sonus Networks, Inc. (a)	8,411	73,092
SunEdison Semiconductor, Ltd. (a)	6,099	36,167
Sunworks, Inc. (a)(b)	4,851	11,303
Super Micro Computer, Inc. (a)	5,471	135,954
Synaptics, Inc. (a)	5,402	290,357
SYNNEX Corp.	4,224	400,520
Systemax, Inc. (a)	1,844	15,729
Tech Data Corp. (a)	5,095	366,076
Teradyne, Inc.	30,394	598,458
Tessera Technologies, Inc.	6,770	207,433
TransAct Technologies, Inc.	2,692	21,590
TransEnterix, Inc. (a)(b)	10,957	13,368
Ubiquiti Networks, Inc. (a)	3,764	145,516
Ultra Clean Holdings, Inc. (a)	5,086	28,939
Ultratech, Inc. (a)	4,365	100,264
USA Technologies, Inc. (a)	3,189	13,617
VeriFone Systems, Inc. (a)	17,047	316,051
ViaSat, Inc. (a)	6,611	472,025
Viavi Solutions, Inc. (a)	34,458	228,457
Violin Memory, Inc. (a)	16,615	15,282
Vocera Communications, Inc. (a)	4,197	53,931
VOXX International Corp. (a)	4,073	11,364
West Corp.	7,325	144,009
Xcerra Corp. (a)	9,468	54,441

		23,561,156
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	20,898
Schweitzer-Mauduit International, Inc.	4,407	155,479
Universal Corp.	3,258	188,117
Vector Group Ltd.	12,892	289,038

		653,532
Travel & Leisure — 4.6%
Allegiant Travel Co.	2,017	305,575
AMC Entertainment Holdings, Inc., Class A	3,122	86,198
Aramark	34,185	1,142,463
Avis Budget Group, Inc. (a)	14,064	453,283
Belmond Ltd., Class A (a)	13,554	134,185
Biglari Holdings, Inc. (a)	187	75,425
BJ’s Restaurants, Inc. (a)	3,216	140,957
Bloomin’ Brands, Inc.	18,301	327,039
Bob Evans Farms, Inc.	3,169	120,264
Boyd Gaming Corp. (a)	12,026	221,278
Bravo Brio Restaurant Group, Inc. (a)	3,322	27,207
Brinker International, Inc.	8,416	383,180
Buffalo Wild Wings, Inc. (a)	2,828	392,951
Caesars Entertainment Corp. (a)	6,057	46,578
Carmike Cinemas, Inc. (a)	3,932	118,432
Carrols Restaurant Group, Inc. (a)	6,109	72,697
Century Casinos, Inc. (a)	6,355	39,592
Cheesecake Factory, Inc.	6,609	318,157
Choice Hotels International, Inc.	5,187	247,005
Churchill Downs, Inc.	1,825	230,607
Chuy’s Holdings, Inc. (a)	2,773	95,973
Cinemark Holdings, Inc.	15,545	566,771
ClubCorp Holdings, Inc.	10,670	138,710
Cracker Barrel Old Country Store, Inc. (b)	3,506	601,174
Dave & Buster’s Entertainment, Inc. (a)	4,119	192,728
Del Frisco’s Restaurant Group, Inc. (a)	4,306	61,662

Common Stocks	Shares	Value
Travel & Leisure (continued)
Denny’s Corp. (a)	13,450	$144,318
Diamond Resorts International, Inc. (a)	8,250	247,170
DineEquity, Inc.	2,576	218,393
Domino’s Pizza, Inc.	7,475	982,065
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,331
Dover Motorsports, Inc.	1,592	3,455
Dunkin’ Brands Group, Inc.	14,048	612,774
El Pollo Loco Holdings, Inc. (a)	3,382	43,966
Eldorado Resorts, Inc. (a)	4,161	63,226
Empire Resorts, Inc. (a)(b)	827	13,067
Entertainment Gaming Asia, Inc. (a)	791	1,448
Extended Stay America, Inc.	10,631	158,933
Famous Dave’s Of America, Inc. (a)	1,498	7,535
Fiesta Restaurant Group, Inc. (a)	4,111	89,661
Four Corners Property Trust, Inc.	7,624	156,978
Full House Resorts, Inc. (a)	12,945	26,149
Gaming Partners International Corp. (a)	1,026	9,542
Habit Restaurants, Inc. (a)	2,486	40,721
Hawaiian Holdings, Inc. (a)	6,926	262,911
Hertz Global Holdings, Inc. (a)	57,627	637,931
Hilton Worldwide Holdings, Inc.	78,456	1,767,614
Hyatt Hotels Corp., Class A (a)	3,696	181,621
International Speedway Corp., Class A	3,864	129,251
Interval Leisure Group, Inc.	16,522	262,700
Isle of Capri Casinos, Inc. (a)	3,638	66,648
J Alexander’s Holdings, Inc. (a)	2,293	22,769
Jack in the Box, Inc.	4,878	419,118
Jamba, Inc. (a)	3,045	31,333
JetBlue Airways Corp. (a)	47,276	782,891
Krispy Kreme Doughnuts, Inc. (a)	9,511	199,351
La Quinta Holdings, Inc. (a)	13,587	154,892
Las Vegas Sands Corp.	54,859	2,385,818
Liberty Braves Group, Class A (a)	1,542	23,192
Liberty Braves Group, Class C (a)	5,069	74,312
Luby’s, Inc. (a)	5,639	28,308
Madison Square Garden Co., Class A (a)	3,070	529,606
Marcus Corp.	3,067	64,714
Marriott Vacations Worldwide Corp.	3,630	248,619
MGM Resorts International (a)	71,118	1,609,400
Monarch Casino & Resort, Inc. (a)	2,088	45,873
Morgans Hotel Group Co. (a)	6,164	13,191
Noodles & Co. (a)(b)	3,634	35,540
Norwegian Cruise Line Holdings Ltd. (a)	23,785	947,594
Panera Bread Co., Class A (a)	3,443	729,709
Papa John’s International, Inc.	4,382	297,976
Penn National Gaming, Inc. (a)	10,967	152,990
Pinnacle Entertainment, Inc. (a)	8,495	94,125
Planet Fitness, Inc., Class A (a)	3,011	56,848
Popeyes Louisiana Kitchen, Inc. (a)	3,582	195,720
Potbelly Corp. (a)	4,799	60,179
RCI Hospitality Holdings, Inc.	2,654	27,044
Reading International, Inc., Class A (a)	3,819	47,699
Red Lion Hotels Corp. (a)	5,052	36,677
Red Robin Gourmet Burgers, Inc. (a)	2,228	105,674
Red Rock Resorts, Inc., Class A (a)	4,223	92,822
Regal Entertainment Group, Class A (b)	9,987	220,113
Ruby Tuesday, Inc. (a)	10,132	36,576
Ruth’s Hospitality Group, Inc.	5,660	90,277
Ryman Hospitality Properties, Inc.	7,361	372,835
Sabre Corp.	30,792	824,918
Scientific Games Corp., Class A (a)	7,878	72,399
SeaWorld Entertainment, Inc.	9,937	142,397
Shake Shack, Inc., Class A (a)(b)	1,092	39,782
Six Flags Entertainment Corp.	12,858	745,121
SkyWest, Inc.	6,975	184,558
Sonic Corp.	7,561	204,525
Speedway Motorsports, Inc.	1,762	31,275

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Spirit Airlines, Inc. (a)	10,893	$488,769
Texas Roadhouse, Inc.	9,171	418,198
Town Sports International Holdings, Inc. (a)	5,154	14,019
Travelport Worldwide Ltd.	14,146	182,342
Travelzoo, Inc. (a)	2,100	16,842
Vail Resorts, Inc.	5,519	762,891
Wendy’s Co.	31,601	304,002
Virgin America, Inc. (a)	2,730	153,453
Wingstop, Inc. (a)	2,241	61,067
World Wrestling Entertainment, Inc. (b)	4,999	92,032
Zoe’s Kitchen, Inc. (a)	3,126	113,380

		27,761,254
Total Common Stocks — 96.3%		587,102,201

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights — 0.0%	Shares	Value
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	$28,099
Total Long-Term Investments (Cost — $418,506,662) — 96.3%		587,130,345

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(e)	17,711,861	17,711,861

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (c)(e)(f)	$10,184	10,184,473
Total Short-Term Securities (Cost — $27,896,334) — 4.6%		27,896,334
Total Investments (Cost — $446,402,996) — 100.9%		615,026,679
Liabilities in Excess of Other Assets — (0.9)%		(5,569,141)

Net Assets — 100.0%		$609,457,538

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,610,860	2,101,001	[1]	—	17,711,861	$17,711,861	$26,117
BlackRock Liquidity Series, LLC, Money Market Series	9,970,723	213,750	[1]	—	10,184,473	10,184,473	445,409	[2]
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	169,604	4,912
Total						$28,065,938	$476,438
[1] Represents net shares/beneficial interest purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral loaned from securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
111	Russell 2000 Mini Index	September 2016	$12,736,140	$(331,964)
65	S&P MidCap 400 E-Mini Index	September 2016	$9,704,500	(77,402)
Total				$(409,366)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	23

Schedule of Investments (continued)	Master Extended Market Index Series

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	$409,366	—	—	—	$409,366

[1]

Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$283,392	—	—	—	$283,392
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(344,329)	—	—	—	$(344,329)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – long	$18,330,680

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$8,961,538	—	—	$8,961,538
Alternative Energy	702,520	—	—	702,520
Automobiles & Parts	10,849,157	—	—	10,849,157
Banks	37,857,005	—	—	37,857,005
Beverages	567,685	—	—	567,685
Chemicals	14,338,449	—	—	14,338,449
Construction & Materials	14,211,043	—	—	14,211,043
Electricity	9,261,139	—	—	9,261,139
Electronic & Electrical Equipment	17,393,365	—	—	17,393,365
Financial Services	22,790,882	—	—	22,790,882
Fixed Line Telecommunications	1,708,001	—	—	1,708,001
Food & Drug Retailers	4,523,460	—	—	4,523,460
Food Producers	12,689,361	—	—	12,689,361
Forestry & Paper	1,277,871	—	—	1,277,871
Gas, Water & Multi-Utilities	11,294,909	—	—	11,294,909
General Industrials	8,936,694	—	—	8,936,694
General Retailers	24,439,214	—	—	24,439,214
Health Care Equipment & Services	31,282,337	—	—	31,282,337
Household Goods & Home Construction	9,352,840	—	—	9,352,840
Industrial Engineering	15,854,956	—	—	15,854,956
Industrial Metals & Mining	3,933,310	$17,322	—	3,950,632

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Industrial Transportation	$6,970,072	—	—	$6,970,072
Leisure Goods	4,940,516	—	—	4,940,516
Life Insurance	1,856,963	—	—	1,856,963
Media	32,215,889	—	—	32,215,889
Mining	2,916,873	—	—	2,916,873
Mobile Telecommunications	5,661,436	—	—	5,661,436
Nonlife Insurance	21,314,911	—	—	21,314,911
Oil & Gas Producers	12,721,336	—	—	12,721,336
Oil Equipment, Services & Distribution	8,124,361	—	—	8,124,361
Personal Goods	7,071,050	—	—	7,071,050
Pharmaceuticals & Biotechnology	30,182,708	—	$24,265	30,206,973
Real Estate Investment & Services	10,386,893	—	—	10,386,893
Real Estate Investment Trusts (REITs)	57,347,477	$20,224	—	57,367,701
Software & Computer Services	43,266,775	—	—	43,266,775
Support Services	27,861,452	—	—	27,861,452
Technology Hardware & Equipment	23,561,156	—	—	23,561,156
Tobacco	653,532	—	—	653,532
Travel & Leisure	27,761,254	—	—	27,761,254
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Technology Hardware & Equipment	—	—	28,099	28,099
Short-Term Securities:
Money Market Funds	17,711,861	10,184,473	—	27,896,334

Total	$604,752,251	$10,222,019	$52,409	$615,026,679

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(409,366)	—	—	$(409,366)

[1]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$885,700	—	—	$885,700
Liabilities:
Collateral on securities loaned at value	—	$(10,184,473)	—	(10,184,473)

Total	$885,700	$(10,184,473)	—	$(9,298,773)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	25

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $9,914,811) (cost — $418,281,979)	$586,960,741
Investments at value — affiliated (cost — $28,121,017)	28,065,938
Cash pledged for futures contracts	885,700
Receivables:
Contributions from investors	37,630
Dividends	752,514
Investments sold	2,688,798
Variation margin on futures contracts	342,966
Income — affiliated	6,054
Securities lending income — affiliated	55,022
Prepaid expenses	1,041

Total assets	619,796,404

Liabilities
Collateral on securities loaned at value	10,184,473
Other affiliates	3,516
Payables:
Investment advisory fees	4,011
Officer’s and Directors’ fees	3,614
Other accrued expenses	143,252

Total liabilities	10,338,866

Net Assets	$609,457,538

Net Assets Consist of
Investors’ capital	$441,243,221
Net unrealized appreciation (depreciation)	168,214,317

Net Assets	$609,457,538

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$5,006,837
Securities lending — affiliated — net	445,409
Dividends — affiliated	31,029
Foreign taxes withheld	(2,761)

Total income	5,480,514

Expenses
Investment advisory	29,113
Accounting services	66,881
Professional	38,734
Custodian	29,160
Pricing fees	22,908
Directors	12,188
Printing	11,819
Miscellaneous	4,106

Total expenses	214,909
Less fees waived by the Manager	(4,640)
Less fees paid indirectly	(158)

Total expenses after fees waived and paid indirectly	210,111

Net investment income	5,270,403

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	23,000,570
Futures contracts	283,392

23,283,962

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(14,643,023)
Investments — affiliated	10,137
Futures contracts	(344,329)

(14,977,215)

Net realized and unrealized gain	8,306,747

Net Increase in Net Assets Resulting from Operations	$13,577,150

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	27

Statements of Changes in Net Assets	Master Extended Market Index Series

	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets:	June 30, 2016 (Unaudited)	December 31, 2015

Operations
Net investment income	$5,270,403	$8,433,717
Net realized gain	23,283,962	41,451,801
Net change in unrealized appreciation (depreciation)	(14,977,215)	(71,694,731)

Net increase (decrease) in net assets resulting from operations	13,577,150	(21,809,213)

Capital Transactions
Proceeds from contributions	24,221,202	74,606,931
Value of withdrawals	(48,090,606)	(94,072,983)

Net decrease in net assets derived from capital transactions	(23,869,404)	(19,466,052)

Net Assets
Total decrease in net assets	(10,292,254)	(41,275,265)
Beginning of period	619,749,792	661,025,057

End of period	$609,457,538	$619,749,792

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Total Return
Total Return	2.48%[1]	(3.32)%	7.66%	37.98%	18.04%	(3.55)%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.07%	0.07%[3]	0.07%	0.10%	0.08%

Total expenses after fees waived and/or reimbursed	0.07%[2]	0.06%	0.07%[3]	0.06%	0.09%	0.08%

Net investment income	1.81%[2]	1.27%	1.35%[3]	1.32%	1.83%	1.29%

Supplemental Data
Net assets, end of period (000)	$ 609,458	$ 619,750	$ 661,025	$ 615,867	$ 398,305	$ 439,752

Portfolio turnover rate	5%	14%	10%	18%	12%	12%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	29

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization:

Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Master Extended Market Index Series (the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Series’ assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Series values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Extended Market Index Series

liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Series’ investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	31

Notes to Financial Statements (continued)	Master Extended Market Index Series

the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”) if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital, Inc. .	$2,480	$(2,480)	—
BNP Paribas S.A. ..	591,096	(586,892)	$4,204
Citigroup Global Markets, Inc. .	623,671	(623,671)	—
Credit Suisse Securities (USA) LLC	834,769	(834,769)	—
Deutsche Bank Securities, Inc.	420,850	(420,850)	—
Goldman Sachs & Co.	299,241	(299,241)	—
JP Morgan Securities LLC	3,383,918	(3,383,918)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	139,983	(139,983)	—
Morgan Stanley ..	2,238,637	(2,238,637)	—
National Financial Services LLC	947,392	(947,392)	—
SG Americas Securities LLC	232,288	(232,288)	—
UBS Securities LLC	200,486	(200,486)	—

Total	$9,914,811	$(9,910,607)	$4,204

[1]

Collateral with a value of $10,184,473 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

[2]

The market value of the loaned securities is determined as of June 30, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over the counter (“OTC”).

Futures Contracts: The Series invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Extended Market Index Series

broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee which is determined by calculating a percentage of the Series’ average daily net assets based on an annual rate of 0.01%.

Expense Waivers and Reimbursements

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12%.

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the Independent Directors or by a majority of the outstanding voting securities of the Series.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $4,640.

For the six months ended June 30, 2016 the Series reimbursed the Manager $3,510 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the six months ended June 30, 2016, the Series paid BIM $111,354 for securities lending agent services.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	33

Notes to Financial Statements (continued)	Master Extended Market Index Series

Officers and Directors

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments excluding short-term securities, were $29,215,805 and $50,922,692 respectively.

8. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2016 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$449,618,976

Gross unrealized appreciation	$225,744,903
Gross unrealized depreciation	(60,337,200)

Net unrealized appreciation	$165,407,703

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Notes to Financial Statements (concluded)	Master Extended Market Index Series

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

Concentration Risk: As of period end, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	35

Disclosure of Investment Advisory Agreement	Master Extended Market Index Series

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s interests.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	37

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administration fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (concluded)	Master Extended Market Index Series

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	39

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Barbara G. Novick, Director

Dr. Matina S. Horner, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

John M. Perlowski, Director, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Director of the Master LLC.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Directors of the Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019

	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016

Additional Information	Master Extended Market Index Series

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Directors of the Master LLC.

Approved the Directors* as follows:

	Votes For	Votes Withheld
David O. Beim	3,989,764,463	5,534,952
Susan J. Carter	3,990,219,529	5,079,886
Collette Chilton	3,990,220,586	5,078,829
Neil A. Cotty	3,990,219,046	5,080,369
Matina S. Horner	3,989,764,463	5,534,952
Rodney D. Johnson	3,990,217,824	5,081,591
Cynthia A. Montgomery	3,990,219,364	5,080,051
Joseph P. Platt	3,990,217,824	5,081,591
Robert C. Robb, Jr.	3,989,979,722	5,319,693
Mark Stalnecker	3,990,220,077	5,079,338
Kenneth L. Urish	3,989,980,180	5,319,235
Claire A. Walton	3,990,219,529	5,079,886
Frederick W. Winter	3,990,219,338	5,080,076
Barbara G. Novick	3,990,220,586	5,078,829
John M. Perlowski	3,990,130,625	5,168,790

*	Denotes Master LLC-wide proposal and voting results.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2016	41

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2016

3